As filed with the Securities and Exchange Commission on September 24, 1997

Securities Act File No. Registration No. 33-47782
Investment Company Act File No. 811-6663

SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	  	[X]

Pre-Effective Amendment No.							[   ]
Post-Effective Amendment No. 13							[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940							[X]

Amendment No. 14					  			[X]

SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND
(Exact name of Registrant as Specified in Charter)

388 Greenwich Street, 22nd Floor,  New York, New York  10013
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code
(212) 723-9218

Christina T. Sydor, Secretary
Smith Barney Adjustable Rate Government Income Fund
388 Greenwich Street, 22nd Floor
New York, New York 10013
  (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:
As soon as possible after this Post-Effective Amendment becomes effective.

It is proposed that this filing will become effective:

  X	on September 26, 1997 pursuant to Rule 485(b)



_______________________________________________________________________
The Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal period ended May 31, 1997 was filed on July 11, 1997 as accession number 0000091155-97-000313.






SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover

Contents Page

Cross-Reference Sheet

Part A -Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits




SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND.

FORM  N-1A
  CROSS REFERENCE SHEET PURSUANT TO RULE 495(a)

Part A
Item No.				Prospectus Caption

1.  Cover Page				Cover Page

2.  Synopsis				Prospectus Summary

3.  Condensed Financial 			Financial Highlights;
      Information				Performance

4.  General Description of 		Cover Page; Prospectus Summary;
     Registrant				Investment Objectives and Management
					Policies; Management of the Fund;
					Distributor; Additional Information

5.  Management of the Fund		Prospectus Summary; Management of
					the Fund; Distributor; Additional
					Information

6.  Capital Stock and Other 		Purchase of Shares; Dividends
     Securities				Distributions and Taxes; Additional
					Information

7.  Purchase of Securities Being 		Purchase  of Shares; Valuation of
    Offered				Shares; Redemption of Shares; Exchange
					Privilege; Additional Information

8.  Redemption or Repurchase		Purchase of Shares;
					Redemption of Shares

9.  Legal Proceedings			Not Applicable



Part B

Item No.				Statement of Additional Information
					Caption

10.  Cover Page				Cover page

11.  Table of Contents			Contents

12.  General Information and 		Management of the Fund;
       History				Distributor; Organization of the
					Fund

13.  Investment Objectives and 		Investment Objective and
       Policies				Management Policies
14.  Management of the Fund		Management of the Fund;
					Distributor; Custodian and
					Transfer Agent

15.  Control Persons and Principal 		Management of the Fund
       Holders of Securities

16.  Investment Advisory and Other 	Management of the Fund;
       Services				Distributor; Custodian and
					Transfer Agent

17.  Brokerage Allocation			Investment Objective and
					Management Policies

18.  Capital Stock and Other 		Purchase of Shares; Taxes
       Securities

19.  Purchase, Redemption and 		Purchase of Shares; Redemption
       Pricing of Securities Being 		of Shares; Distributor;
       Offered				Valuation of Shares; Exchange
					Privilege

20.  Tax Status				Taxes

21.  Underwriters				Distributor

22.  Calculation of Performance 		Performance
       Data

23.  Financial Statements			Financial Statements



PART A - PROSPECTUS


                                   PROSPECTUS

                                                                    SMITH BARNEY
                                                                 Adjustable Rate
                                                                      Government
                                                                     Income Fund


                                                              SEPTEMBER 26, 1997


                                                   Prospectus begins on page one

                                              [Logo] Smith Barney Mutual Funds
                                                     Investing for your future.
                                                     Every day.

--------------------------------------------------------------------------------
Prospectus                                                    September 26, 1997
--------------------------------------------------------------------------------

     Smith Barney Adjustable Rate
     Government Income Fund
     388 Greenwich Street
     New York, New York 10013
     1-800-451-2010

     Smith Barney Adjustable Rate Government Income Fund (the "Fund") is a mutual fund that seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates by investing primarily in a portfolio of adjustable rate securities ("Adjustable Rate Securities") and securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities").

     This Prospectus sets forth concisely certain information about the Fund, including distribution and service fees and expenses, that prospective investors will find helpful in making an investment decision. Investors are encouraged to read this Prospectus carefully and retain it for future reference.


     Additional information about the Fund is contained in a Statement of Additional Information dated September 26, 1997, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above, or by contacting your Smith Barney Financial Consultant. The Statement of Additional Information has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus in its entirety.


SMITH BARNEY INC.
Distributor

SMITH BARNEY STRATEGY ADVISERS INC.
Investment Adviser

BLACKROCK FINANCIAL MANAGEMENT, INC.
Sub-Investment Adviser

SMITH BARNEY MUTUAL FUNDS MANAGEMENT INC.
Administrator


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE

--------------------------------------------------------------------------------
Prospectus (continued)
--------------------------------------------------------------------------------

(continued from page 1)

      ALTHOUGH CERTAIN OF THE SECURITIES IN THE FUND'S PORTFOLIO ARE ISSUED OR GUARANTEED BY THE UNITED STATES GOVERNMENT, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE UNITED STATES GOVERNMENT. IN ADDITION, ALTHOUGH THE FUND'S PORTFOLIO MAY BE EXPECTED TO EXPERIENCE LOW VOLATILITY DUE TO THE UNIQUE CHARACTERISTICS OF ADJUSTABLE RATE SECURITIES, THE FUND IS NOT A MONEY MARKET FUND THAT ATTEMPTS TO MAINTAIN A CONSTANT NET ASSET VALUE AND THE FUND'S INVESTMENT PORTFOLIO CAN BE EXPECTED TO EXPERIENCE GREATER VOLATILITY THAN THAT OF A MONEY MARKET FUND.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
Prospectus Summary                                                            4
--------------------------------------------------------------------------------
Financial Highlights                                                         10
--------------------------------------------------------------------------------
Investment Objectives and Management Policies                                14
--------------------------------------------------------------------------------
Valuation of Shares                                                          33
--------------------------------------------------------------------------------
Dividends, Distributions and Taxes                                           33
--------------------------------------------------------------------------------
Purchase of Shares                                                           35
--------------------------------------------------------------------------------
Exchange Privilege                                                           39
--------------------------------------------------------------------------------
Redemption of Shares                                                         43
--------------------------------------------------------------------------------
Minimum Account Size                                                         47
--------------------------------------------------------------------------------
Performance                                                                  47
--------------------------------------------------------------------------------
Management of the Fund                                                       48
--------------------------------------------------------------------------------
Distributor                                                                  50
--------------------------------------------------------------------------------
Additional Information                                                       50
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     No person has been authorized to give any information or to make any representations in connection with this offering other than those contained in this Prospectus and, if given or made, such other information and representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus does not constitute an offer by the Fund or the Distributor to sell or a solicitation of an offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Prospectus Summary
--------------------------------------------------------------------------------

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional Information. Cross-references in this summary are to headings in the Prospectus. See "Table of Contents."

     INVESTMENT OBJECTIVES The Fund is a diversified, open-end, management investment company that seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates by investing primarily in a portfolio of Adjustable Rate Securities and U.S. government securities. See "Investment Objectives and Management Policies."


     ALTERNATIVE PURCHASE ARRANGEMENTS The Fund offers several classes of shares ("Classes") to investors designed to provide them with the flexibility of selecting an investment best suited to their needs. The Fund offers four classes of shares: Class A shares, Class B shares and Class C shares, which differ principally in terms of sales charges and rate of expenses to which they are subject. Class I shares, are offered only to investors meeting an initial investment minimum of $100,000. See "Purchase of Shares" and "Redemption of Shares."


     Class A Shares. Class A shares are sold at net asset value and are subject to annual distribution and service fees aggregating 0.75% of the average daily net assets of the Class.

     Class B Shares. Class B shares are offered through exchange purchases at net asset value and are also subject to annual distribution and service fees aggregating 0.75%. In addition, Class B shares are subject to a CDSC based upon the CDSC of the fund from which an exchange purchase transaction is made. This CDSC may be waived for certain redemptions. Class B shares are also available to investors in the Smith Barney 401(k) and ExecChoice(TM) Program. See "Smith Barney 401(k) ExecChoice(TM) Program," below.

     Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. In addition, a certain portion of Class B shares that have been acquired through the reinvestment of dividends and distributions ("Class B Dividend Shares") will be converted at that time. See "Purchase of Shares -- Deferred Sales Charge Alternatives."

     Class C Shares. Class C shares are offered at net asset value and are also subject to annual distribution and service fees aggregating 0.75%. Class C shares are offered only to investors in the Smith Barney 401(k) and ExecChoice(TM) Program. This CDSC may be waived for certain redemptions. See "Smith Barney 401(k) Program."

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

     Class I Shares. Class I shares are available only to investors meeting an initial investment minimum of $100,000. Class I shares are sold at net asset value with no initial sales charge or CDSC. They are subject to an annual service fee of 0.25%.


     Smith Barney Financial Consultants may receive different compensation for selling different Classes of shares. Investors should understand that the purpose of the CDSC on the Class B shares is the same as that of an initial sales charge. See "Purchase of Shares" and "Management of the Fund" for a complete description of the sales charges and service and distribution fees for each class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Exchange Privilege" for other differences between the classes of shares.


     SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS Investors may be eligible to participate in the Smith Barney 401(k) Program, which is generally designed to assist plan sponsors in the creation and operation of retirement plans under
Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), as well as other types of participant directed, tax-qualified employee benefit plans. Investors may also be eligible to participate in the Smith Barney ExecChoice(TM) Program. Class A, Class B and Class C shares are available without sales charge as investment alternatives under both of these programs. See "Purchase of Shares Smith Barney 401(k) and ExecChoice(TM) Programs."

     PURCHASE OF SHARES Shares may be purchased through the Fund's distributor, Smith Barney, a broker that clears securities transactions through Smith Barney on a fully disclosed basis (an "Introducing Broker") or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors may purchase shares directly from the Fund through the Fund's transfer agent, First Data Investor Services Group, Inc. ("First Data"). See "Purchase of Shares."

     INVESTMENT MINIMUMS Investors in Class A and Class B shares (through exchange purchases) may open an account by making an initial investment of at least $1,000 and subsequent investments must be at least $50 Investors in Class A and Class C shares through the Smith Barney 401(k) and ExecChoice(TM) Program may open an account and make subsequent investments at a minimum of $25. Investors in Class I shares may open an account for an initial investment of $100,000 and make subsequent investments of at least $50. The minimum investment requirements for purchases of Fund shares through the Systematic Investment Plan are described below. See "Purchase of Shares."

     SYSTEMATIC INVESTMENT PLAN The Fund offers Class A and
Class I shareholders a Systematic Investment Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares.

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

The minimum investment requirements for Class A and Class I shares and the subsequent investment requirement for all classes for shareholders purchasing shares through the Systematic Investment Plan on a monthly basis is $25 and a quarterly basis is $50. See "Purchase of Shares."

     REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock Exchange, Inc. ("NYSE") is open for business. See "Purchase of Shares" and "Redemption of Shares."

     MANAGEMENT OF THE FUND Smith Barney Strategy Advisers Inc. ("Strategy Advisers") serves as the Fund's investment adviser. Strategy Advisers provides investment advisory and management services to investment companies affiliated with Smith Barney. Strategy Advisers is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM") See "Management of the Fund."

     BlackRock Financial Management Inc. ("BlackRock") serves as sub-investment adviser. BlackRock is a wholly owned corporate subsidiary of PNC Asset Management Group Inc., the holding company for PNC's asset management businesses. PNC Bank is a commercial bank offering a wide range of domestic and international commercial banking, retail banking and trust services to its customers. PNCBank also serves as the Fund's custodian. See "Management of the Fund."

     SBMFM serves as Administrator. SBMFM provides investment advisory and administrative services to investment companies affiliated with Smith Barney and is a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc. ("Travelers"), a diversified financial services holding company engaged through its subsidiaries principally in four business segments: Investment Services, Consumer Finance Services, Life Insurance Services and Property & Casualty Insurance Services. See "Management of the Fund."

     EXCHANGE PRIVILEGE Shares of Class A, B and C may be exchanged for shares of the same Class of certain other Smith Barney Mutual Funds at the respective net asset values next determined. Class I shares do not have Exchange Privileges. See "Exchange Privilege."

     VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from a Smith Barney Financial Consultant. See "Valuation of Shares."

     DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income are generally paid on the last Friday of each calender month to shareholders of

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

record as of three business days prior thereto. Dividends are paid monthly from net investment income. Distributions of net realized long and short-term capital gains, if any, are paid annually. See "Dividends, Distributions and Taxes."

     REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of any Class will be reinvested automatically in additional shares of the same Class at current net asset value unless otherwise specified by an investor. Shares acquired through dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class A shares on a pro rata basis. See "Dividends, Distributions and Taxes."

     RISK FACTORS AND SPECIAL CONSIDERATIONS No assurance can be given that the Fund will achieve its investment objective. Although the Fund will invest principally in securities issued or guaranteed by the United States government, its agencies or instrumentalities, shares of the Fund, unlike certain bank deposit accounts, are not insured or guaranteed by the United States government. Changes in interest rates generally will result in increases or decreases in the market value of the obligations held by the Fund and, unlike that of a money market fund, the Fund's net asset value per share will fluctuate. The Fund's net asset value will be subject to greater fluctuation to the extent, if any, that the Fund invests in zero coupon U.S. Treasury securities.

     Certain of the instruments held by the Fund, and certain of the investment techniques that the Fund may employ, might expose the Fund to certain risks. The instruments presenting the Fund with risks are mortgage backed securities ("MBSs") (which include adjustable rate mortgage securities and collateralized mortgage obligations), asset backed securities ("ABSs") and zero coupon securities. MBSs and ABSs are subject to prepayment or early payout risks, which are affected by changes in prevailing interest rates and numerous economic, geographic, social and other factors. The investment techniques presenting the Fund with risks are entering into futures contracts, options on futures contracts, repurchase agreements, reverse repurchase agreements and dollar rolls, engaging in short sales, lending portfolio securities and entering into securities transactions on a when-issued or delayed delivery basis. See "Investment Objectives and Management Policies."

     THE FUND'S EXPENSES The following expense table lists the costs and expenses an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum CDSC that may be incurred at the time of redemption and the Fund's operating expenses for its most recent fiscal period:

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

Smith Barney Adjustable
Rate Government Income Fund                 Class A   Class B  Class C   Class I
--------------------------------------------------------------------------------
Shareholder Transaction Expenses
   Maximum sales charge imposed on purchases
   (as a percentage of offering price)        None     None     None     None
   Maximum CDSC
   (as a percentage of redemption proceeds)   None*    5.00**   None***  None
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
   (as a percentage of average net assets)
   Management fees                            0.60%    0.60%    0.60%    0.60%
   12b-1 fees                                 0.75     0.75     0.75     0.25
   Other expenses                             0.22     0.24     0.18     0.25
--------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                 1.57%    1.59%    1.53%    1.10%
================================================================================
* Class A shares acquired as part of an exchange privilege transaction, which were originally acquired in one of the other funds of the Smith Barney Mutual Funds at net asset value subject to a CDSC, remain subject to the original fund's CDSC while held in the Fund.
** Existing investors in the Smith Barney 401(k) Program may continue to purchase Class B shares of the Fund; all other investors may acquire Class B shares through exchanges only. Upon an exchange, the new Class B shares will be subject to the same CDSC, and will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged. Class B shares acquired by participating plans will be subject to an eighth year 3% CDSC, payable upon a participating plan's withdrawal from the Smith Barney 401(k) Program.
*** Only existing investors in the Smith Barney 401(k) Program may continue to purchase Class C shares of the Fund.

     Class A shares of the Fund purchased through the Smith Barney AssetOne Program will be subject to an annual asset-based fee, payable quarterly, in lieu of the initial sales charge. The fee will vary to a maximum of 1.50%, depending on the amount of assets held through the Program. For more information, please call your Smith Barney Financial Consultant.

     The sales charge and CDSC set forth in the above table is the maximum CDSC imposed by any of the funds participating in the Smith Barney Group of Funds exchange program. Investors may pay actual charges of less than 5% depending on the CDSC of the shares from which the exchange was made and the length of time the shares are held and whether the shares are held through the Smith Barney 401(k) and ExecChoice(TM) Programs. See "Purchase of Shares," "Redemption of Shares" and "Smith Barney 401(k) Program and ExecChoice(TM) Program." Management fees payable by the Fund include investment advisory fees computed daily and payable monthly to Strategy Advisers at the annual rate of 0.40% of the value of the Fund's average daily net assets, and administration fees computed daily and payable monthly to SBMFM in an amount equal to 0.20% of the value of the Fund's average daily net assets. The Fund pays no direct fee to BlackRock. The nature of the services for which the Fund pays management fees is described under "Management of the Fund." Smith Barney also receives with respect to Class A, B and C shares an annual

--------------------------------------------------------------------------------
Prospectus Summary (continued)
--------------------------------------------------------------------------------

12b-1 distribution and shareholder servicing fee of 0.75% of the value of average daily net assets of the respective Classes, of which 0.50% is used by Smith Barney to cover expenses that are primarily intended to result in, or that are primarily attributable to, the sale of shares, and of which 0.25% is used by Smith Barney to provide compensation for ongoing servicing and/or maintenance of shareholder accounts. For Class I shares, Smith Barney receives a shareholder servicing fee of 0.25% and no distribution fees. "Other expenses" in the above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

      EXAMPLE

     The following example is intended to assist an investor in understanding the various costs that an investor in the Fund will bear directly or indirectly. The example assumes payment by the Fund of operating expenses at the levels set forth in the table above. See "Purchase of Shares," "Redemption of Shares" and "Management of the Fund."

Smith Barney Adjustable
Rate Government Income Fund           1 year     3 years   5 years     10 years*
================================================================================
An investor would pay the following
expenses on a $1,000 investment,
assuming (1) 5.00% annual return
and (2) redemption at the end of
each time period:
  Class A shares                        $16         $50        $86        $187
  Class B shares:                        66          80         97         188
  Class C shares                         16          48         83         182
  Class I shares                         11          35         61         134
An investor would pay the following
expenses on the same investment,
assuming the same annual return
and no redemption:

  Class A shares                        $16         $50        $86        $187

  Class B shares:                        16          50         87         188
  Class C shares                         16          48         83         182
  Class I shares                         11          35         61         134
================================================================================
* Ten-year figures assume conversion of Class B shares to Class A shares at the end of the eighth year following the date of purchase.

     The example also provides a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. This example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

     The following information for the two years ended May 31, 1997 has been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon appears in the Fund's Annual Report dated May 31, 1997. The information for the fiscal years ended May 31, 1993 through May 31, 1995 has been audited by other auditors. The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's Annual Report to shareholders, which is incorporated by reference into the Statement of Additional Information.

Smith Barney Adjustable Rate Government Income Fund

For a share of each class of beneficial interest outstanding throughout each year.

Class A Shares                         1997    1996   1995(1)   1994  1993(2)
================================================================================
Net Asset Value, Beginning of Year    $9.84   $9.88   $9.78    $9.96   $10.00
--------------------------------------------------------------------------------
Income From Operations:
 Net investment income (3)             0.43    0.56    0.47     0.37     0.44
 Net realized and unrealized gain
  (loss)                               0.08   (0.04)   0.13    (0.17)   (0.05)
--------------------------------------------------------------------------------
Total Income From Operations           0.51    0.52    0.60     0.20     0.39
--------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                (0.46)  (0.56)  (0.49)   (0.38)   (0.43)
 Net realized gains                      --      --   (0.01)      --       --
 Capital                              (0.05)     --      --       --       --
--------------------------------------------------------------------------------
Total Distributions                   (0.51)  (0.56)  (0.50)   (0.38)   (0.43)
--------------------------------------------------------------------------------
Net Asset Value, End of Year          $9.84   $9.84   $9.88    $9.78    $9.96
--------------------------------------------------------------------------------
Total Return                           5.31%   5.48%   6.39%    2.05%    3.89%++
--------------------------------------------------------------------------------

Net Assets, End of Year
 (in millions)                         $124    $156    $174     $284     $313

--------------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses (3)(4)                       1.57%*  1.58%   1.60%    1.53%    1.50%+
 Net investment income                 4.42    5.66    4.94     3.72     4.36+
--------------------------------------------------------------------------------
Portfolio Turnover Rate                 288%    273%    524%     525%     236%
================================================================================
(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from June 22, 1992 (inception date) to May 31, 1993.
(3) The Investment adviser waived a portion of its fees for the period ended May 31, 1993. If such fees had not been waived, the per share decrease on net investment income would have been $0.01 and the expense ratio would have been 2.03% (annualized).
(4) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.47%, 2.31% and 1.92% (annualized), respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

*     Amount has been restated from the May 31, 1997 Annual Report.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year.

Smith Barney Adjustable Rate Government Income Fund

Class B Shares                      1997    1996   1995(1)    1994   1993(2)
============================================================================
Net Asset Value, Beginning of Year $9.84    $9.88   $9.78   $9.96   $9.96
Income From Operations:
 Net investment income (3)          0.39     0.56    0.47    0.37   0.25
 Net realized and unrealized gain
  (loss)                            0.10    (0.04)   0.13    (0.17)  --
---------------------------------------------------------------------------
Total Income From Operations        0.49     0.52    0.60     0.20   0.25
--------------------------------------------------------------------------
Less Distributions From:
 Net investment income             (0.46)    (0.56)   (0.49)  (0.38) (0.25)
 Net realized gains                  --        --     (0.01)    --       --
 Capital                           (0.05)      --       --      --       --
----------------------------------------------------------------------------
Total Distributions                (0.51)    (0.56)   (0.50)   (0.38)  (0.25)
-------------------------------------------------------------------------
Net Asset Value, End of Year        $9.82    $9.84   $9.88   $9.78  $9.96
-------------------------------------------------------------------------
Total Return                        5.10%     5.48%   6.39%   2.05%  2.56%++
-------------------------------------------------------------------------

Net Assets, End of Year
 (in millions)                      $    3    $    6   $    5   $    8   $    4

------------------------------------------------------------------------
Ratio to Average Net Assets:
 Expenses (3)(4)                      1.59%*   1.60%    1.63%    1.57%    1.50%+
 Net investment income                4.32     5.64     4.92     3.68     4.36+
-------------------------------------------------------------------------------
Portfolio Turnover Rate                288%      273%     524%     525%    236%
===============================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net invetment income method, because it more accurately reflects the per share data for the period.
(2)   For the period from November 6, 1992 (inception date) to May 31, 1993.
(3) The investment adviser waived a portion of its fees for the period ended May 31, 1993. If such fees had not been waived, the per share effect on net investment income would have been a decrease of $0.01 and the expense ratio would have been 2.03% (annualized).
(4) For the years ended May 31, 1995 and May 31, 1994 and the period ended May 31, 1993, the annualized expense ratios were calculated excluding interest expense. The ratios including interest expense were 2.49%, 2.35% and 1.92%, respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

*     Amount has been restated from the May 31, 1997 Annual Report.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout each year.

Smith Barney Adjustable Rate Government Income Fund

Class C Shares                            1997      1996   1995(1)(2)  1994(3)
===============================================================================
Net Asset Value, Beginning of Year        $9.82    $9.88    $9.78     $ 9.98
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                    0.40     0.56     0.46       0.37
  Net realized and unrealized gain (loss)  0.13     (0.06)   0.10      (0.19)
--------------------------------------------------------------------------------
Total Income From Operations               0.53      0.50     0.56       0.18
--------------------------------------------------------------------------------
Less Distributions:
  Net investment income                     (0.46)    (0.56)  (0.45)    (0.38)
  Net realized gains                           --        --   (0.01)      --
  Capital                                   (0.05)       --        --         --
-------------------------------------------------------------------------------
Total Distributions                         (0.51)    (0.56)    (0.46)   (0.38)
--------------------------------------------------------------------------------
Net Asset Value, End of year               $ 9.84    $ 9.82    $ 9.88     $ 9.78
--------------------------------------------------------------------------------
Total Return                                5.53%     5.27%     5.93%    1.83%++
-------------------------------------------------------------------------------

Net Assets, End of Year (in millions)      $   69    $   34    $    2     $113

-------------------------------------------------------------------------------
Ratio to Average Net Assets:
  Expenses (4)                              1.53%*    1.59%     1.59%    1.55%+
  Net investment income                     4.67      5.66      4.95     3.69+
-------------------------------------------------------------------------------
Portfolio Turnover Rate                     288%      273%      524%       525%
===============================================================================

(1) Per share amounts have been calculated using the monthly average shares method rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(2)   On November 7, 1994, the former Class D shares were renamed Class C shares.
(3)   For the period from June 2, 1993 (inception date)to May 31, 1994.
(4) For the year ended May 31, 1995 and the period ended May 31, 1994, the annualized expense were 2.46% and 2.34% (annualized), respectfully.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

*     Amount has been restated from the May 31, 1997 Annual Report.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of beneficial interest outstanding throughout the period.

Smith Barney Adjustable Rate Government Income Fund

Class I Shares                                                           1997(1)
================================================================================
Net Asset Value, Beginning of Period                                     $9.79
--------------------------------------------------------------------------------
Income From Operations:
  Net investment income                                                   0.10
  Net realized and unrealized gain                                        0.02
--------------------------------------------------------------------------------
Total Income From Operations                                              0.12
--------------------------------------------------------------------------------
Less Distributions:
  Net investment income                                                  (0.06)
  Capital                                                                (0.00)*
--------------------------------------------------------------------------------
Total Distributions                                                      (0.06)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                           $9.85
--------------------------------------------------------------------------------
Total Return++                                                            1.20%
--------------------------------------------------------------------------------

Net Assets, End of Period (in millions)                                  $2.4

--------------------------------------------------------------------------------
Ratio to Average Net Assets+:
  Expenses                                                               1.10%
  Net investment income                                                  5.60
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   288%
================================================================================
(1)   For the period from April 18, 1997 (inception date) to May 31, 1997.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.

--------------------------------------------------------------------------------
Investment Objectives and Management Policies
--------------------------------------------------------------------------------

      INVESTMENT OBJECTIVES

     The investment objectives of the Fund are to seek to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates. These investment objectives may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. No assurance can be given that the Fund will be able to achieve its investment objectives.

      INVESTMENT POLICIES

     In seeking to achieve its investment objectives, the Fund will invest principally in a portfolio of Adjustable Rate Securities and U.S. government securities. Under normal market conditions, the Fund will invest at least 65% of its net assets in U.S. government securities. The Fund will also invest at least 65% of its net assets in Adjustable Rate Securities, many of which will also be U.S. government securities. The Fund's assets not invested in U.S. government securities may be invested in, among other privately issued instruments, fixed rate and adjustable rate MBSs, ABSs and corporate debt securities rated Aa by Moody's Investors Service, Inc. ("Moody's") or AA by Standard & Poor's Ratings Group ("S&P") and money market instruments of a comparable short-term rating. Up to 20% of the Fund's total assets may be invested in securities that are unrated but deemed to be of comparable credit quality by BlackRock, and up to 10% of the Fund's total assets may be invested in U.S. dollar-denominated foreign securities, including MBSs and ABSs issued by foreign entities that are of comparable credit quality. The Fund's policies as to ratings of portfolio securities will be applicable at the time particular securities are purchased by the Fund; if portfolio securities of the Fund are subsequently assigned lower ratings, if they cease to be rated or if they cease to be deemed to be comparable to securities rated Aa by Moody's or AA by S&P, BlackRock will reassess whether the Fund should continue to hold the securities.

     The Fund may invest up to 5% of its total assets in municipal obligations and in zero coupon securities, including zero coupon U.S. Treasury securities. In addition, the Fund may engage in various hedging strategies to increase investment return and/or protect against interest rate changes in an effort to maintain the stability of its net asset value.

     The Fund seeks to achieve low volatility of net asset value by investing in a diversified portfolio of securities that BlackRock believes will, in the aggregate, be resistant to significant fluctuations in market value. In selecting securities for the Fund, BlackRock will take into account various factors that will affect the volatility of the Fund's assets, such as the time to the next coupon reset date for the securities, the payment characteristics of the securities and the dollar weighted average life of the securities. The Fund expects that under normal circumstances the

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

dollar weighted average life (or period until the next reset date) of its portfolio securities will be approximately two years.

     ADJUSTABLE RATE SECURITIES

     Adjustable Rate Securities are instruments that bear interest at rates that adjust at periodic intervals at a fixed amount (typically referred to as a "spread") over the market levels of interest rates as reflected in specified indexes. The Adjustable Rate Securities in which the Fund will invest will consist primarily of MBSs and ABSs. MBSs are securities that directly or indirectly represent an interest in, or are backed by and are payable from, mortgage loans secured by real property. ABSs are similar in structure to MBSs, except that the underlying asset pools consist of credit card, automobile or other types of receivables, or of commercial loans. MBSs and ABSs are issued in structured financings through which a sponsor securitizes the underlying mortgage loans or financial assets to provide the underlying assets with greater liquidity or to achieve certain other financial goals.

     The interest paid on Adjustable Rate Securities and, therefore, the current income earned by the Fund by investing in them, will be a function primarily of the indexes upon which adjustments are based and the applicable spread relating to the securities. Examples of indexes that may be used are (a) one-, three- and five-year U.S. Treasury securities adjusted to a constant maturity index, (b) U.S. Treasury bills of three or six months, (c) the daily Bank Prime Loan Rate made available by the Federal Reserve Board, (d) the cost of funds for member institutions of the Federal Home Loan Bank of San Francisco and (e) the offered quotations to leading banks in the London interbank market for Eurodollar deposits of a specified duration ("LIBOR").

     The interest rates paid on Adjustable Rate Securities are generally readjusted periodically to an increment over the chosen interest rate index. Such readjustments occur at intervals ranging from one to 36 months. The degree of volatility in the market value of the Adjustable Rate Securities in the Fund's portfolio will be a function of the frequency of the adjustment period, the applicable index and the degree of volatility in the applicable index. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. The Fund will not seek to maintain an overall average cap or floor, although BlackRock will consider caps or floors in selecting Adjustable Rate Securities for the Fund.

     The adjustable interest rate feature underlying the Adjustable Rate Securities in which the Fund invests generally will act as a buffer to reduce sharp changes in the Fund's net asset value in response to normal interest rate fluctuations. As the

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

interest rates on the mortgages underlying the Fund's MBSs are reset periodically, yields of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed rate debt securities. During periods of rapidly rising interest rates, however, changes in the coupon rate may temporarily lag behind changes in the market rate, possibly resulting in a lower net asset value until the coupon resets to market rates. Thus, investors could suffer some principal loss if they sell their shares of the Fund before the interest rates on the underlying mortgages are adjusted to reflect current market rates.

     Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, the Fund's MBSs will allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and lower price fluctuations. In addition, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Fund generally will be able to reinvest those amounts in securities with a higher current rate of return. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point at which they cause the current coupon of Adjustable Rate Securities to exceed the maximum allowable caps. The Fund's net asset value could vary to the extent that current yields on Adjustable Rate Securities are different from market yields during interim periods between the coupon reset dates.

     MBSs. Three basic types of MBSs are currently available for investments:
(a) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, primarily consisting of securities either guaranteed by the Government National Mortgage Association ("GNMA") or issued by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"); (b) those issued by private issuers that represent an interest in or are collateralized by MBSs issued or guaranteed by the United States government or one of its agencies or instrumentalities; and
(c) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or MBSs without a United States government guarantee but usually having some form of private credit enhancement.

     GNMA, FNMA and FHLMC are agencies or instrumentalities of the United
States government, and MBSs issued or guaranteed by them are generally considered to be of higher quality than privately issued securities rated Aa by Moody's or AA by S&P. GNMA MBSs are guaranteed by GNMA and consist of pass-through interests in pools of mortgage loans guaranteed or insured by agencies or instrumentalities of the United States. FNMA and FHLMC MBSs are issued by FNMA and FHLMC, respectively, and most often represent pass-through interests in pools of similarly insured or guaranteed mortgage loans or pools of conventional

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

mortgage loans or participations in the pools. GNMA, FNMA and FHLMC "pass-through" MBSs are so named because they represent undivided interests in the underlying mortgage pools, and a proportionate share of both regular interest and principal payments (net of fees assessed by GNMA, FNMA and FHLMC and any applicable loan servicing fees), as well as unscheduled early prepayments on the underlying mortgage pool, are passed through monthly to the holders of the MBSs.

     Timely payment of principal and interest on GNMA MBSs is guaranteed by GNMA, a wholly owned corporate instrumentality of the United States government within the Department of Housing and Urban Development, which guarantee is backed by the full faith and credit of the United States government. FNMA, a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act, guarantees timely payment of principal and interest on FNMA MBSs. FHLMC, a corporate instrumentality of the United States, guarantees (a) the timely payment of interest on all FHLMC MBSs, (b) the ultimate collection of principal with respect to some FHLMC MBSs and (c) the timely payment of principal with respect to other FHLMC MBSs. Neither the obligations of FNMA nor those of FHLMC are backed by the full faith and credit of the United States. Nevertheless, because of the relationship of each of these entities to the United States, MBSs issued by them are generally considered to be high quality securities with minimal credit risk.

     Certain of the MBSs, as well as certain of the ABSs, in which the Fund may invest will be issued by private issuers. Privately issued MBSs and ABSs may take a form similar to the pass-through MBSs issued by agencies or instrumentalities of the United States described above, or may be structured in a manner similar to the other types of MBSs or ABSs described below. Private issuers include originators of or investors in mortgage loans and receivables such as savings and loan associations, savings banks, commercial banks, investment banks, finance companies and special purpose finance subsidiaries of these types of institutions.

     The credit enhancement provided for certain privately issued MBSs and ABSs typically takes one of two forms, (a) liquidity protection or (b) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these approaches. The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

could adversely affect the return on an investment in a security. The Fund will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security. BlackRock will monitor, on an ongoing basis, the creditworthiness of the providers of credit enhancement for privately issued MBSs and ABSs held by the Fund.

     Among the specific types of MBSs in which the Fund may invest are ARMs, which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, 12, 13, 36 or 60 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in a designated benchmark index.

     The Fund may invest in MBSs taking the form of collateralized mortgage obligations ("CMOs"), which are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (this collateral being referred to collectively in this Prospectus as "Mortgage Assets"). Multi-class pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income on the Mortgage Assets, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multi-class pass-through securities. CMOs may be issued by agencies or instrumentalities of the United States government, or by private originators of, or investors in, mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of these types of institutions.

     In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways. Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on MBSs.

     The Fund may invest in, among other things, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, like other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date; the required principal payments on PAC Bonds have the highest priority after interest has been paid to all classes.

     ABSs. The Fund will invest in various types of Adjustable Rate Securities in the form of ABSs. The securitization techniques used in the context of ABSs are similar to those used for MBSs; through the use of trusts and special purpose corporations, various types of receivables, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures similar to the mortgage pass-through structures described above or in a pay-through structure similar to the CMO structure. ABSs are typically bought or sold from or to the same entities that act as primary dealers in U.S. government securities.

     Certain of the ABSs in which the Fund will invest will be guaranteed by the Small Business Administration ("SBA"). The SBA is an independent agency of the United States, and ABSs guaranteed by the SBA carry a guarantee of both principal and interest. The guarantee given by the SBA is backed by the full faith and credit of the United States. These ABSs may include pass-through securities collateralized by SBA guaranteed loans whose interest rates adjust in much the same fashion as described above with respect to ARMs. These loans generally include commercial loans such as working capital loans and equipment loans. The underlying loans are originally made by private lenders and are guaranteed in part by the SBA, the guaranteed portion of the loans constituting the underlying financial assets in these ABSs.

     In general, the collateral supporting ABSs is of shorter maturity than mortgage loans and may be less likely to experience substantial prepayments. Like MBSs, ABSs are often backed by a pool of assets representing the obligations of a number of different parties. Currently, pass-through securities collateralized by SBA guaranteed loans and home equity loans are the most prevalent ABSs that are Adjustable Rate Securities.

     ABSs are relatively new and untested instruments and may be subject to greater risk of default during periods of economic downturn than other securities, including MBSs, satisfying the quality standards of the Fund, which characteristics of ABSs could result in possible losses to the Fund. In addition, the secondary market for ABSs may not be as liquid as the market for other securities, including MBSs, which may result in the Fund experiencing difficulty in valuing ABSs.

     U.S. GOVERNMENT SECURITIES

     In addition to the U.S. government securities guaranteed by GNMA and issued by FNMA and FHLMC described above, the Fund may invest in other U.S.

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

government securities such as bills, certificates of indebtedness and notes and bonds issued by the United States Treasury. These instruments are direct obligations of the United States government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance.

     OTHER INVESTMENTS OF THE FUND

     Fixed Rate MBSs. Fixed rate MBSs in which the Fund may invest consist primarily of fixed rate pass-through securities and fixed rate CMOs. Like Adjustable Rate Securities, these fixed rate securities may be issued either by agencies or instrumentalities of the United States government or by the types of private issuers described above. The basic structures of fixed rate MBSs are the same as those described above with respect to Adjustable Rate Securities. The principal difference between fixed rate securities and Adjustable Rate Securities is that the interest rate on the former type of securities is set at a predetermined amount and does not vary according to changes in any index.

     Stripped MBSs. The Fund may invest in stripped MBSs ("SMBSs"), which are derivative multi-class mortgage-backed securities typically issued by the same types of issuers that issue MBSs. Unlike MBSs, SMBSs commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBs contemplates one class (the principal-only or "PO" class) receiving some of the interest and most of the principal from the underlying assets, and the other class (the interest-only or "IO" class) receiving most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. Although the Fund may purchase securities of a PO class, it is more likely to purchase the securities of an IO class.

     Although IO class SMBSs individually have greater market volatility than Adjustable Rate Securities, the Fund will seek to combine investments in IOs with other investments that have offsetting price patterns. The value of IOs varies with a direct correlation to changes in interest rates, whereas the value of fixed rate MBSs, like that of other fixed rate debt securities, varies inversely with interest rate fluctuations. Therefore, active management of IOs in combination with fixed rate MBSs is intended to add incremental yield from changes in market rates while not materially increasing the volatility of the Fund's net asset value.

     The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, the Fund may fail to recoup fully its initial investment in IOs. The

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

sensitivity of an IO that represents the interest portion of a particular class as opposed to the interest portion of an entire pool to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate.

     Corporate Debt Securities. The Fund may purchase corporate debt securities rated Aa by Moody's or AA by S&P, or, if unrated, deemed to be of comparable credit quality by BlackRock. These debt securities may have adjustable or fixed rates of interest and in certain instances may be secured by assets of the issuer. Adjustable rate corporate debt securities may have features similar to those of adjustable rate MBSs, but corporate debt securities, unlike MBSs, are not subject to prepayment risk other than through contractual call provisions that generally impose a penalty for prepayment. Fixed rate debt securities may also be subject to call provisions.

     Foreign Securities. The Fund may invest up to 10% of its total assets in U.S. dollar-denominated foreign securities, including MBSs and ABSs issued by foreign entities, although under current market conditions the Fund does not expect to invest in foreign securities.

     Investments in foreign securities involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions.

     Municipal Obligations. The Fund may invest up to 5% of its total assets in obligations issued by state and local governments, political subdivisions, agencies and public authorities ("Municipal Obligations"). Any Municipal Obligation that depends directly or indirectly on the credit of the United States government will be considered by BlackRock to have the highest rating by Moody's and S&P.

     Zero Coupon Securities. The Fund may purchase zero coupon securities when yields on those securities are attractive, to enhance portfolio liquidity or for a combination of both of these purposes. Zero coupon securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the securities at the time of issuance or purchase. Zero coupon securities, which do not require the periodic payment of interest, benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than fixed income securities that make regular payments of interest. The Fund may invest in zero coupon securities issued by the United States Treasury as component parts of Treasury Bonds that represent scheduled interest and principal payments on

--------------------------------------------------------------------------------
Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

the bonds. The Fund will accrue income on zero coupon securities it holds for tax and accounting purposes, which income is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of portfolio securities to satisfy the Fund's distribution obligations.

     Money Market Instruments. Money market instruments in which the Fund may invest are limited to: U.S. government securities; bank obligations (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and other banking institutions having total assets in excess of $500 million); commercial paper rated no lower than Prime-1 by Moody's or A-1 by S&P or the equivalent from another nationally-recognized rating agency, or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the highest rating category; and repurchase agreements, as more fully described below. U.S. government securities in which the Fund may invest include: direct obligations of the United States Treasury and obligations issued or guaranteed by U.S. agencies and instrumentalities, including instruments that are supported by the full faith and credit of the United States; instruments that are supported by the right of the issuer to borrow from the United States Treasury; and instruments that are supported solely by the credit of the instrumentality. At no time will the Fund's investments in bank obligations, including time deposits, exceed 25% of its assets.

     The Fund will invest in an obligation of a foreign bank or foreign branch of a U.S. bank only if BlackRock determines that the obligation presents minimal credit risks. The obligations of foreign banks or foreign branches of U.S. banks in which the Fund will invest may be traded in or outside the United States, but will be denominated in U.S. dollars. Obligations of a foreign bank or foreign branch of a U.S. bank entail risks that include foreign economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal and interest on the obligations, foreign exchange controls and foreign withholding or other taxes on income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

     Illiquid Securities. The Fund may invest up to 15% of its net assets in the aggregate in securities subject to legal or contractual restrictions on resale and securities for which no readily available market exists or other illiquid securities, including repurchase agreements having maturities of more than seven days, interest rate swaps and ABSs that cannot be disposed of promptly within seven days and in the usual course of business without the Fund's receiving a reduced price. In the absence of a change in the position of the staff of the SEC, the Fund will treat over-


22
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Investment Objectives and Management Policies (continued)
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the-counter ("OTC") options as illiquid securities. The Fund will also treat POs and IOs as illiquid securities except for POs and IOs issued by U.S. government agencies and instrumentalities, whose liquidity is monitored by BlackRock subject to the supervision of SBMFM and the Fund's Board of Trustees.

     INVESTMENT TECHNIQUES AND STRATEGIES

     The Fund may use at any time any of the techniques and strategies described below. The Fund is under no obligation to use any of the listed practices at any given time or under any particular economic condition. In addition, no assurance can be given that the use of any practice will have its intended result.

     Repurchase Agreements. The Fund may enter into repurchase agreement transactions with member banks of the Federal Reserve System or with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price on an agreed-upon date. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt obligation for a relatively short period subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Although the amount of the Fund's assets that may be invested in repurchase agreements terminable in less than seven days is not limited, as noted above, repurchase agreements maturing in more than seven days, together with other securities lacking readily available markets held by the Fund, will not exceed 15% of the Fund's net assets.

     The value of the securities underlying a repurchase agreement of the Fund will be monitored on an ongoing basis by BlackRock or SBMFM to ensure that the value is at least equal at all times to the total amount of the repurchase obligation, including interest. BlackRock or SBMFM will also monitor, on an ongoing basis to evaluate potential risks, the creditworthiness of the banks and dealers with which the Fund enters into repurchase agreements.

     Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreement transactions with member banks on the Federal Reserve Bank of New York's list of reporting dealers. A reverse repurchase agreement, which is considered borrowing by the Fund, involves a sale by the Fund of securities that it holds concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date. The Fund typically will invest the proceeds of a


                                                                              23
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of the proceeds is known as leverage. The Fund will enter into a reverse repurchase agreement for leverage purposes only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund may also use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Fund's securities is considered to be disadvantageous.

     The Fund will establish a segregated account with its custodian, PNC Bank, in which the Fund will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

     Dollar Roll Transactions. To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, the Fund may enter into dollar roll transactions. A dollar roll transaction, which is considered borrowing by the Fund, involves a sale by the Fund of a security to a financial institution, such as a bank or broker-dealer, concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments, together with any additional fee income received on the sale, will generate income for the Fund exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. At the time that the Fund enters into a dollar roll transaction, it will place in a segregated account maintained with PNC cash, U.S. government securities or other liquid high grade debt obligations having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that its value is maintained.


     When-Issued and Delayed Delivery Securities. The Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. PNC Bank will maintain, in a segregated account of the Fund, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined to be liquid and unencumbered, and are marked to market daily,



24
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

pursuant to guidelines established by the Trustees. PNC Bank will also segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

     Short Sales. The Fund may make short sales of securities. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales both as a form of hedging to offset potential declines in securities positions it holds in similar securities and in order to maintain portfolio flexibility.

     To complete a short sale, the Fund must arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund from the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

     The Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker, which collateral consists of cash or U.S. government securities. In addition, the Fund will place in a segregated account with PNC Bank an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Fund will maintain the segregated account daily at a level such that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short and will not be less than the market value of the securities at the time they were sold short.

     The Fund will not enter into a short sale of securities if, as a result of the sale, the total market value of all securities sold short by the Fund would exceed 25% of the value of the Fund's assets. In addition, the Fund may not (a) sell short the securities of any single issuer listed on a national securities exchange to the extent of more than 2% of the value of the Fund's net assets or
(b) sell short the securities of any class of an issuer to the extent of more than 2% of the outstanding securities of the class at the time of the transaction.

     The Fund may make short sales "against the box" without complying with the


                                                                              25
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

limitations described above. In a short sale against the box transaction, the Fund, at the time of the sale, owns or has the immediate and unconditional right to acquire at no additional cost the identical security sold.

     Lending of Portfolio Securities. To generate income, the Fund may lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of the Fund's assets taken at value. The Fund's loans of securities will be collateralized by cash, letters of credit or U.S. government securities. The cash or instruments collateralizing the Fund's loans of securities will be maintained at all times in a segregated account with PNC Bank in an amount at least equal to the current market value of the loaned securities.

     Options Transactions. The Fund is authorized to engage in transactions involving put and call options. The Fund may purchase a put option, for example, in an effort to protect the value of a security that it owns against a substantial decline in market value, if BlackRock believes that a defensive posture is warranted for a portion of the Fund's portfolio. In addition, in seeking to protect certain portfolio securities against a decline in market value at a time when put options on those particular securities are not available for purchase, the Fund may purchase a put option on securities it does not hold. Although changes in the value of the put option should generally offset changes in the value of the securities being hedged, the correlation between the two values may not be as close in the latter type of transaction as in a transaction in which the Fund purchases a put option on an underlying security it owns.

     The Fund may purchase call options on securities it intends to acquire to hedge against an anticipated market appreciation in the price of the underlying securities. If the market price does rise as anticipated in such a situation, the Fund will benefit from that rise only to the extent that the rise exceeds the premiums paid. If the anticipated rise does not occur or if it does not exceed the premium, the Fund will bear the expense of the option premiums and transaction costs without gaining an offsetting benefit.

     The Fund is authorized to engage in transactions involving OTC options and options traded on a U.S. securities exchange. Whereas exchange-traded options are in effect guaranteed by The Options Clearing Corporation, the Fund relies on the dealer from which it purchases an OTC option to perform if the option is exercised. BlackRock will monitor the creditworthiness of dealers with which the Fund enters into OTC option transactions under the general supervision of SBMFM and the Fund's Board of Trustees.

     Futures Contracts and Options on Futures Contracts. The Fund may enter into interest rate futures contracts on U.S. government securities and MBSs. A futures contract on securities, other than GNMAs which are cash settled, is an agreement to purchase or sell an agreed amount of securities at a set price for

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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

delivery on an agreed future date. The Fund may purchase a futures contract as a hedge against an anticipated decline in interest rates, and resulting increase in market price, of securities the Fund intends to acquire. The Fund may sell a futures contract as a hedge against an anticipated increase in interest rates, and resulting decline in market price, of securities the Fund owns.

     The Fund may purchase call and put options on futures contracts on U.S. government securities and MBSs that are traded on U.S. commodity exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon the exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account that represents the amount by which the market price of the futures contract at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The Fund will not purchase an option if, as a result of the purchase, more than 20% of its total assets would be invested in premiums for options and options on futures. In addition, the Fund may not sell futures contracts or purchase related options if immediately after the sale the sum of the amount of initial margin deposits on the Fund's existing futures and options on futures and for premiums paid for the related options would exceed 5% of the market value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on any such contracts the Fund has entered into, except that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limitation. The Fund is subject to no overall limitation on the percentage of its assets that may be subject to a hedge position.

     The Fund will purchase put options on futures contracts primarily to hedge its portfolio of U.S. government securities and MBSs against the risk of rising interest rates, and the consequential decline in the prices of U.S. government securities and MBSs it owns. The Fund will purchase call options on futures contracts to hedge the Fund's portfolio against a possible market advance at a time when the Fund is not fully invested in U.S. government securities and MBSs (other than U.S. Treasury Bills).

     Interest Rate Transactions. The Fund may enter into interest rate swaps, which involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as, for example, an exchange of floating rate payments for fixed rate payments. The Fund expects to enter into these transactions


                                                                              27
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

primarily to preserve a return or spread on a particular investment or a portion of its portfolio or to protect against any increase in the price of securities that the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as a hedge and not as a speculative investment.

     The Fund will enter into interest rate swap transactions on a net basis; that is, the two payment streams are netted out, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued daily, and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained by the Fund in a segregated account with PNC Bank.

     Transactions Involving Eurodollar Instruments. The Fund may from time to time purchase Eurodollar instruments traded on the Chicago Mercantile Exchange. These instruments are in essence U.S. dollar-denominated futures contracts or options on futures contracts that are linked to LIBOR. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund intends to use Eurodollar futures contracts and options on futures contracts to hedge against changes in LIBOR, to which many interest rate swaps are linked. The use of these instruments is subject to the same limitations and risks as those applicable to the use of the interest rate futures contracts and options on futures contracts described under "Futures Contracts and Options on Futures Contracts" above.

     Borrowing. The Fund may borrow from banks and enter into reverse repurchase agreements or dollar rolls in an amount equal to up to 331 1/43% of the value of its total assets (computed at the time the loan is made) to take advantage of investment opportunities and for temporary, extraordinary or emergency purposes. The Fund may pledge up to 331 1/43% of its total assets to secure these borrowings. Under normal market conditions, the Fund expects to engage in borrowing with respect to approximately 10% of its total assets. If the Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings.

     RISK FACTORS AND SPECIAL CONSIDERATIONS

     Interest Rate Risk. The Fund's portfolio will be affected by general changes in interest rates that will result in increases or decreases in the market value of the obligations held by the Fund. The market value of the obligations in the Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In


28
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

addition, when interest rates are falling, money received by the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

     Adjustable Rate Securities. The types of securities in which the Fund will invest have certain unique attributes that warrant special consideration or that present risks that may not exist in other types of mutual fund investments. Some of these risks and special considerations are peculiar to Adjustable Rate Securities whereas others, most notably the risk of prepayments, pertain to the characteristics of MBSs or ABSs generally.

     Payments of principal of and interest on MBSs and ABSs are made more frequently than are payments on conventional debt securities. In addition, holders of MBSs and of certain ABSs (such as ABSs backed by home equity loans) may receive unscheduled payments of principal at any time representing prepayments on the underlying mortgage loans or financial assets. These prepayments may usually be made by the related obligor without penalty. Prepayment rates are affected by changes in prevailing interest rates and numerous economic, geographic, social and other factors. (ABSs backed by other than home equity loans do not generally prepay in response to changes in interest rates, but may be subject to prepayments in response to other factors.) Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments or even the scheduled payments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the MBS or ABS originally held. To the extent that MBSs or ABSs are purchased by the Fund at a premium, mortgage foreclosures and principal prepayments may result in loss to the extent of premium paid. If MBSs or ABSs are bought at a discount, however, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. BlackRock will consider remaining maturities or estimated average lives of MBSs and ABSs in selecting them for the Fund.

     ABSs may present certain risks not relevant to MBSs. Although ABSs are a growing sector of the financial markets, they are relatively new instruments and may be subject to a greater risk of default during periods of economic downturn than MBSs. In addition, assets underlying ABSs such as credit card receivables are generally unsecured, and debtors are entitled to the protection of various state and federal consumer protection laws, some of which provide a right of set-off that may reduce the balance owed. Finally, the market for ABS may not be as liquid as that for MBSs.


                                                                              29

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Investment Objectives and Management Policies (continued)
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     The interest rate reset features of Adjustable Rate Securities held by the
Fund will reduce the effect on the net asset value of Fund shares caused by changes in market interest rates. The market value of Adjustable Rate Securities and, therefore, the Fund's net asset value, however, may vary to the extent that the current interest rate on the securities differs from market interest rates during periods between interest reset dates. These variations in value occur inversely to changes in market interest rates. As a result, if market interest rates rise above the current rate on the securities, the value of the securities will decrease; conversely, if market interest rates fall below the current rate on the securities, the value of the securities will rise. If investors in the Fund sold their shares during periods of rising rates before an adjustment occurred, those investors could suffer some loss. The longer the adjustment intervals on Adjustable Rate Securities held by the Fund, the greater the potential for fluctuations in the Fund's net asset value.

     Investors in the Fund will receive increased income as a result of upward adjustments of the interest rates on Adjustable Rate Securities held by the Fund in response to market interest rates. The Fund and its shareholders will not benefit, however, from increases in market interest rates once those rates rise to the point at which they cause the rates on the Adjustable Rate Securities to reach their maximum adjustment rate, annual or lifetime caps. Because of their interest rate adjustment feature, Adjustable Rate Securities are not an effective means of "locking-in" attractive rates for periods in excess of the adjustment period. In addition, mortgagors on loans underlying MBSs with respect to which the underlying mortgage assets carry no agency or instrumentality guarantee are often qualified for the loans on the basis of the original payment amounts; the mortgagor's income may not be sufficient to enable it to continue making its loan payments as the payments increase, resulting in a greater likelihood of default.

     Any benefits to the Fund and its shareholders from an increase in the Fund's net asset value caused by declining market interest rates is reduced by the potential for increased prepayments and a decline in the interest rates paid on Adjustable Rate Securities held by the Fund. When market rates decline significantly, the prepayment rate on Adjustable Rate Securities is likely to increase as borrowers refinance with fixed rate mortgage loans, thereby decreasing the capital appreciation potential of Adjustable Rate Securities. As a result, the Fund should not be viewed as consistent with an objective of seeking capital appreciation.

     Options and Futures Markets. Participation in the options or futures markets involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If BlackRock's predictions of movements in the direction of the securities and interest rate markets are not accurate, the adverse consequences to the Fund may leave the Fund in a worse position than if options or futures strategies were not used. Risks inherent in the use of options,


30
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

futures contracts and options on futures contracts include: (a) dependence on BlackRock's ability to predict correctly movements in the direction of interest rates and securities prices; (b) imperfect correlation between the price of options and futures contracts and options on futures contracts and movements in the prices of the securities being hedged; and (c) the skills needed to use these strategies being different from those needed to select portfolio securities. In addition, positions in futures contracts and options on futures contracts may be closed out only on the exchange or board of trade on which they were entered into, and no assurance can be given that an active market will exist for a particular contract or option at a particular time.

     Lending Portfolio Securities. In lending securities to brokers, dealers and other financial organizations, the Fund will be subject to risks, which, like those associated with other extensions of credit, include the possible loss of rights in the collateral should the borrower fail financially.

     Repurchase and Reverse Repurchase Agreements. In entering into a repurchase agreement, the Fund bears a risk of loss in the event that the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.

     A reverse repurchase agreement involves the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities.

     When-Issued and Delayed Delivery Transactions. Securities purchased on a when-issued or delayed delivery basis may expose the Fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing when-issued or delayed delivery securities can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

     Short Sales. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.


                                                                              31
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

     Borrowing. If the Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the Fund's shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their costs (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative characteristic known as "leverage."

     PORTFOLIO TRANSACTIONS AND TURNOVER

     The Fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the Fund for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent. The prices paid to underwriters of newly issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers ordinarily are executed at a price between the bid and asked price.

     Transactions on behalf of the Fund are allocated to various dealers by BlackRock in its best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable BlackRock to supplement its own research and analysis with the views and information of other securities firms.

     Although investment decisions for the Fund will be made independently from those of the other accounts managed by BlackRock, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by BlackRock are prepared to invest in, or desire to dispose of, the same security or other investment instrument, available investments or opportunities for sales will be allocated in a manner believed by BlackRock to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund.

     The Fund has no fixed policy with respect to portfolio turnover, but does not expect to trade in securities for short-term gain. BlackRock expects that, under normal circumstances, the Fund's annual portfolio turnover rate will not exceed 200%. Annual turnover at this rate would occur when the Fund's portfolio securities are replaced twice during a period of one year. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the


32
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Investment Objectives and Management Policies (continued)
--------------------------------------------------------------------------------

average monthly value of the Fund's portfolio securities, excluding securities having a maturity at the date of purchase of one year or less. High portfolio turnover may involve corresponding greater transaction costs that will be borne directly by the Fund. See "Financial Highlights" for the Fund's annual Portfolio Turnover Rate.

--------------------------------------------------------------------------------
Valuation of Shares
--------------------------------------------------------------------------------

     The Fund's net asset value per share is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value with respect to any security, at fair value as determined by or under the direction of the Fund's Board of Trustees. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments with a remaining maturity of 60 days or less are valued at amortized cost where the Board has determined that amortized cost is fair value. Corporate debt securities, MBSs and ABSs held by the Fund are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees; any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analysis and evaluations of various relationships between securities and yield to maturity information.

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     DIVIDENDS AND DISTRIBUTIONS

     The Fund declares a dividend of substantially all of its net investment income on each day the NYSE is open. Net investment income includes interest accrued and discount earned and all short-term realized gains and losses on portfolio securities and is reduced by premium amortized and expenses accrued. Income dividends are paid monthly. Distributions of net realized capital gains, if any, are paid annually.

     If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or CDSC.

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Dividends, Distributions and Taxes (continued)
--------------------------------------------------------------------------------

     Income dividends and capital gain distributions that are invested are credited to shareholders' accounts in additional shares at the net asset value as of the close of business on the payment date. A shareholder may change the option at any time by notifying a Smith Barney Financial Consultant. Accounts held directly by First Data should notify First Data in writing at least five business days prior to the payment date to permit the change to be entered in the shareholder's account. If a shareholder redeems in full an account between payment dates, all dividends accrued to the date of liquidation will be paid with the proceeds from the redemption of shares.

     The per share dividends on Class A, Class B and Class C shares of the Fund may be lower than the per share dividends on Class I shares principally as a result of the distribution fees applicable to Class A, Class B and Class C shares. Distributions of capital gains, if any, will be in the same amount for each Class of shares.

     TAXES

     The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code to be relieved of Federal income tax on that part of its net investment income and realized capital gains which it pays out to its shareholders. To qualify, the Fund must meet certain tests, including distributing at least 90% of its investment company taxable income.

     Dividends from net investment income and distributions of realized short-term capital gains on the sale of securities, whether paid in cash or automatically invested in additional shares of the Fund, are taxable to shareholders of the Fund as ordinary income. The Fund's dividends will not qualify for the dividends received deduction for corporations. Distributions out of net long-term capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains. Information as to the tax status of dividends paid or deemed paid in each calendar year including eligibility of long-term capital gains dividends for a reduced maximum 20% tax rate, will be mailed to shareholders as early in the succeeding year as practical but not later than January 31.

     The Fund is required to withhold and remit to the U.S. Treasury 31% of dividends, distributions and redemption proceeds to shareholders who fail to provide a correct taxpayer identification number (the Social Security number in the case of an individual) or to make the required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding and who are not otherwise exempt. The 31% withholding tax is not an additional tax, but is creditable against a shareholder's Federal income tax liabilty.

     Prior to investing in shares of the Fund, investors should consult with their tax advisors concerning the Federal, state and local tax consequences of such an investment.

--------------------------------------------------------------------------------
Purchase of Shares
--------------------------------------------------------------------------------

     GENERAL

     The Fund offers four classes of shares. Class A shares are sold to investors with no initial sales charge and are subject to ongoing distribution and service fees. Class B and Class C shares are available through exchange purchases and/or the Smith Barney 401(k) and ExecChoice(TM) Programs and are subject to a CDSC payable upon certain redemptions. Class I shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $100,000. See "Prospectus Summary -- Alternative Purchase Arrangements" for a discussion of factors to consider in selecting which class of shares to purchase.

     Purchases of Fund shares must be made through a brokerage account maintained with Smith Barney, with an Introducing Broker or with an investment dealer in the selling group. In addition, certain investors may purchase shares directly from the Fund through First Data. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class C or Class I shares. Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data are not subject to a maintenance fee.

     Investors in Class A and Class B (through Exchange Purchases) shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-employed Retirement Plan, in the Fund. Investors in Class I shares may open an account by making an initial investment of $100,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial investment requirement for Class A, Class B and Class C shares and the subsequent investment requirement for all Classes in the Fund is $25. For shareholders purchasing shares of the Fund through the Systematic Investment Plan, the minimum initial investment requirement is $25 for monthly purchases and $50 for quarterly purchases. There are no minimum investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, and Directors or Trustees of any of the Smith Barney Mutual Funds and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Employees of members of the National Association of Securities Dealers, Inc. may purchase Class A shares of the Fund at net asset value. Shares purchased will be held in the shareholder's account by the Fund's transfer agent, First Data. Share certificates are issued only upon a shareholder's written request to First Data.

     The minimum initial and subsequent investment requirements in the Fund for an account established under the Uniform Gift to Minors Act is $250 and the subsequent investment requirement is $50.

     The minimum initial and subsequent investment requirements in the Fund for an account established under the Simple IRA and the Easy Simple IRA Programs is $1.  Exchange investments will have a $1 minimum.

     Purchase orders received by the Fund or Smith Barney prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date").

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or Smith Barney prior to Smith Barney's close of business (the "trade date"). For shares purchased through Smith Barney or Introducing Brokers purchasing through Smith Barney, payment for Fund shares is due on the third business day (the "settlement date") after the trade date. In all other cases, payment must be made with the purchase order.

     SYSTEMATIC INVESTMENT PLAN

     Class A and Class I shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge an account with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder to provide for systematic additions to the shareholder's Fund account. For shareholders purchasing Class A and Class I shares of the Fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and the minimum subsequent investment requirement is $25. For shareholders purchasing Class A and Class I shares of the Fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement and the minimum subsequent investment requirement is $50. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Smith Barney or First Data. The Systematic Investment Plan also authorizes Smith Barney to apply cash held in the shareholder's Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the Fund or a Smith Barney Financial Consultant.

     CLASS B CONVERSION FEATURE

     Class B shares will convert automatically to Class A shares eight years after the date on which they were originally purchased. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder. Shareholders who held Class B shares of Smith Barney Shearson Short-Term World Income Fund (the "Short-Term World Income Fund") on July 15, 1994 and who subsequently exchanged those shares for Class B shares of the Fund will be offered the opportunity to exchange all such Class B shares for Class A shares of the Fund four years after the date on which those shares were deemed to have been purchased. Holders of such Class B shares will be notified

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

of the pending exchange in writing approximately 30 days before the fourth anniversary of the purchase date and, unless the exchange has been rejected in writing, the exchange will occur on or about the fourth anniversary date. See "Prospectus Summary -- Alternative Purchase Arrangements -- Class B Shares Conversion Feature."

     The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of any CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any CDSC will be paid to Smith Barney.

     WAIVERS OF CDSC

     The CDSC will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemption of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 5912; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

     CDSC waivers will be granted subject to confirmation (by Smith Barney in the case of shareholders who are also Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

     SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

     Investors may be eligible to participate in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. To the extent applicable, the following terms and conditions, which are outlined below, are offered to all plans participating ("Participating Plans") in these programs.

     The Fund offers to Participating Plans Class A shares as an investment choice under the Smith Barney 401(k) and ExecChoice(TM) Programs, provided the Participating Plan makes an initial investment of $1,000,000 or more of Class A

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

shares of one or more funds of the Smith Barney Mutual Funds. Class A shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A shares acquired by other investors; however, they are not subject to any initial sales charge or contingent deferred sales charge ("CDSC").

     Existing 401(k) Plans investing in Class B Shares. Class B shares of the Smith Barney Mutual Funds are not available for purchase by 401(k) Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan opened prior to such date and originally investing in such Class. Class B shares acquired are subject to a CDSC of 3.00% of redemption proceeds, if the Participating Plan terminates within eight years of the date the Participating Plan first enrolled in the Smith Barney 401(k) Program.

     At the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program, it will be offered the opportunity to exchange all of its Class B shares for Class A shares of the Fund. Such Participating Plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a Participating Plan will not be eligible to acquire additional Class B shares of the Fund but instead may acquire Class A shares of the Fund. If the Participating Plan elects not to exchange all of its Class B shares at that time, each Class B share held by the Participating Plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares -- Deferred Sales Charge Alternatives" in the Fund's prospectus.

     No CDSC is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the CDSC applies to the redemption by a Participating Plan depends on the number of years since the Participating Plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the CDSC to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

     The CDSC will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a Participating Plan as a result of: (a) the retirement of an employee in the Participating Plan; (b) the termination of employment of an employee in the Participating Plan; (c) the death or disability of an employee in the Participating Plan; (d) the attainment of age 591 1/42 by an employee in the Participating Plan; (e) hardship of an employee in the Participating Plan to the extent permitted under Section 401(k) of the Code; or
(f) redemptions of shares in

--------------------------------------------------------------------------------
Purchase of Shares (continued)
--------------------------------------------------------------------------------

connection with a loan made by the Participating Plan to an employee.

     Existing 401(k) Plans Investing in Class C shares. Class C shares of the Fund are not available for purchase by 401(k) Participating Plans opened on or after June 21, 1996, but may continue to be purchased by any Participating Plan opened prior to such date and originally investing in such Class. Class C shares acquired are not subject to any sales charge or CDSC.

     In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if its total Class C holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund. Such Participating Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

     Any Participating Plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the Fund; regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program. Such Participating Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class C shares of the Fund but instead may acquire Class A shares of the Fund. Any Class C shares not converted will continue to be subject to the distribution fee.

     Participating Plans wishing to acquire shares of the Fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoice(TM) Program must purchase such shares directly from First Data. For further information regarding these Programs, investors should contact a Smith Barney Financial Consultant.

--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

     Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same Class in the following funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made. Class I shares do not have exchange privileges.

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

Fund Name
--------------------------------------------------------------------------------

Growth Funds
       Smith Barney Aggressive Growth Fund Inc.
       Smith Barney Appreciation Fund Inc.
       Smith Barney Fundamental Value Fund Inc.
       Smith Barney Growth Opportunity Fund
       Smith Barney Managed Growth Fund
       Smith Barney Natural Resources Fund Inc.
       Smith Barney Special Equities Fund

Growth and Income Funds
       Concert Social Awareness Fund
       Smith Barney Convertible Fund
       Smith Barney Funds, Inc. -- Equity Income Portfolio
       Smith Barney Growth and Income Fund
       Smith Barney Premium Total Return Fund
       Smith Barney Utilities Fund

Taxable Fixed-Income Funds
       Smith Barney Diversified Strategic Income Fund
   ++ Smith Barney Funds, Inc. -- Short-Term U.S. Treasury Securities Portfolio Smith Barney Funds, Inc. -- U.S. Government Securities Portfolio
       Smith Barney Government Securities Fund
       Smith Barney High Income Fund
       Smith Barney Investment Grade Bond Fund
       Smith Barney Managed Governments Fund Inc.

Tax-Exempt Funds
       Smith Barney Arizona Municipals Fund Inc.
       Smith Barney California Municipals Fund Inc.
    *  Smith Barney Intermediate Maturity California Municipals Fund
    * Smith Barney Intermediate Maturity New York Municipals Fund Smith Barney Managed Municipals Fund Inc.
       Smith Barney Massachusetts Municipals Fund
       Smith Barney Muni Funds -- Florida Portfolio
       Smith Barney Muni Funds -- Georgia Portfolio
    *  Smith Barney Muni Funds -- Limited Term Portfolio
       Smith Barney Muni Funds -- National Portfolio
       Smith Barney Muni Funds -- New York Portfolio
       Smith Barney Muni Funds -- Pennsylvania Portfolio
       Smith Barney New Jersey Municipals Fund Inc.
       Smith Barney Oregon Municipals Fund
       Smith Barney Tax-Exempt Income Fund

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

International Funds
       Smith Barney World Funds, Inc. -- Emerging Markets Portfolio
       Smith Barney World Funds, Inc. -- European Portfolio
       Smith Barney World Funds, Inc. -- Global Government Bond Portfolio Smith Barney World Funds, Inc. -- International Balanced Portfolio Smith Barney World Funds, Inc. -- International Equity Portfolio Smith Barney World Funds, Inc. -- Pacific Portfolio

Smith Barney Concert Allocation Series Inc.
       Smith Barney Concert Allocation Series Inc. -- Balanced Portfolio Smith Barney Concert Allocation Series Inc. -- Conservative Portfolio Smith Barney Concert Allocation Series Inc. -- Growth Portfolio
       Smith Barney Concert Allocation Series Inc. -- High Growth Portfolio Smith Barney Concert Allocation Series Inc. -- Income Portfolio

Money Market Funds
    +  Smith Barney Exchange Reserve Fund
   ++  Smith Barney Money Funds, Inc. -- Cash Portfolio
   ++  Smith Barney Money Funds, Inc. -- Government Portfolio
   **  Smith Barney Money Funds, Inc. -- Retirement Portfolio
   ++  Smith Barney Municipal Money Market Fund, Inc.
   ++ Smith Barney Muni Funds -- California Money Market Portfolio ++ Smith Barney Muni Funds -- New York Money Market Portfolio

----------
 * Available for exchange with Class A and Class C shares of the Fund. In addition, shareholders who own Class C shares of the Fund through the Smith Barney 401(k) Program may exchange those shares for Class C shares of this Fund.
**   Available for exchange with Class A shares of the Fund.
 +   Available for exchange with Class B and Class C shares of the Fund.
++ Available for exchange with Class A shares of the Fund. In addition, Participating Plans opened prior to June 21, 1996 and investing in Class C shares of the Fund may exchange Fund shares for Class C shares of this Fund.

     Class A Exchanges. Class A shares of Smith Barney Mutual Funds sold without a sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of such shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is limited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For purposes of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gains distributions are treated as having paid the same sales charges applicable to

--------------------------------------------------------------------------------
Exchange Privilege (continued)
--------------------------------------------------------------------------------

the shares on which the dividends or distributions were paid; however, except in the case of the Smith Barney 401(k) Program and ExecChoice(TM) Programs, if no sales charge was imposed upon the initial purchase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

     Class B Exchanges. In the event a Class B shareholder (unless such shareholder was a Class B shareholder of the Short-Term World Income Fund on July 15, 1994) wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

     Class C Exchanges. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged.

     Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. SBMFM may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, SBMFM may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

     Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption Exchange Program". Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. A capital gain or loss for tax purposes will be realized upon the exchange, depending upon the cost or other basis of shares redeemed. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

--------------------------------------------------------------------------------
Redemption of Shares
--------------------------------------------------------------------------------

     The Fund is required to redeem the shares of the Fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

     If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until First Data receives further instructions from Smith Barney, or if the shareholder's account is not with Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

     Shares held by Smith Barney as custodian must be redeemed by submitting a written request to a Smith Barney Financial Consultant. Shares other than those held by Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

         Smith Barney Adjustable Rate Government Income Fund
         Class A, B, C or I (please specify)
         c/o First Data Investor Services Group
         P.O. Box 5128
         Boston, Massachusetts 01581-5128

     A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted by First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $2,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $2,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

Redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

     TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

     Shareholders who do not have a Smith Barney brokerage account may be eligible to redeem and exchange Fund shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact First Data at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by First Data upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment to the Fund.)

     Redemptions. Redemption requests of up to $10,000 of any class or classes of the Fund's shares may be made by eligible shareholders by calling First Data at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 5:00 p.m. (New York City time) on any day the NYSE is open. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined. Redemption of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

     A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/ Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

     Exchanges. Eligible shareholders may make exchanges by telephone if the account registration from the Fund being acquired is identical to the registration of the shares of the Fund exchanged. Such exchange request may be made by calling First Data at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (New York time) on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

     Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

     AUTOMATIC CASH WITHDRAWAL PLAN

     The Fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive periodic cash payments of at least $50 monthly or quarterly. The withdrawal plan will be carried over or exchanged between funds or classes of the Fund. Any applicable CDSC will be waived on amounts withdrawn by a shareholder that do not exceed 1% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences (with respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the shareholder shares subject to the CDSC). For further information regarding the automatic cash withdrawal plan, shareholders should contact their Smith Barney Financial Consultants.

     CONTINGENT DEFERRED SALES CHARGE,  CLASS B SHARES

     Class B shares, which may be acquired only upon an exchange with another fund in the Smith Barney Group of Funds, are subject upon redemption to the highest CDSC (if any) of the shares from which the exchange or any preceding exchange was made. A CDSC payable to Smith Barney is imposed on any redemption of Class B shares, however effected, that causes the current value of a shareholder's account to fall below the dollar amount of all payments by the shareholder for the Class B shares (or any predessor of those shares) that were exchanged for Class B shares of the Fund ("purchase payments") during the preceding five years, except in the case of purchases by Participating Plans, as described above. See "Purchase of Shares-Smith Barney 401(k) Program." No charge is imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (a) the current net asset value of Class B shares purchased through reinvestment of dividends or capital gains distributions, plus (b) the current net asset value of Class B shares acquired in an exchange that were originally purchased more than five years prior to the redemption, plus (c) increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding five years.

--------------------------------------------------------------------------------
Redemption of Shares (continued)
--------------------------------------------------------------------------------

     In circumstances in which the CDSC is imposed, the amount of the charge will depend on (a) the CDSC schedule applicable to shares of the fund that were exchanged for the shares being redeemed; and (b) the number of years since the shareholder made the purchase payment from which the amount is being redeemed, except in the case of purchases through Participating Plans which are subject to a different CDSC. See "Purchase of Shares-Smith Barney 401(k) and Exec
Choice (TM)Programs." A redemption of shares acquired in exchange for shares that had been the subject
of two or more exchanges among funds with differing CDSC schedules will be subject to the highest applicable CDSC schedule. See "Exchange Privilege." Solely for purposes of determining the number of years since a purchase payment, all purchase payments during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney statement month. The purchase payment from which a redemption is made is assumed to be the earliest purchase payment from which a full redemption has not already been effected.

     Class B shares will automatically convert to Class A shares eight years after the date they were purchased. For this purpose, the date of purchase of Class B shares of the Fund refers to the purchase date of the shares given in exchange for the Class B shares of the Fund. The first of these conversions began on September 30, 1994.



--------------------------------------------------------------------------------
Minimum Account Size
--------------------------------------------------------------------------------

     The Fund reserves the right to involuntarily liquidate any shareholder's account if the aggregate net asset value of the shares held in the Fund is less than $500. (If a shareholder has more than one account in the Fund, each account must satisfy the minimum account size.) The Fund, however, will not redeem shares based solely upon market reductions in net asset value. Before the Fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to minimum to avoid involuntary liquidation.

--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

     From time to time the Fund may advertise its total return, average annual total return and yield in advertisements. In addition, in other types of sales literature the Fund may include its current dividend return. These figures are computed separately for Class A, Class C and Class I shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return. The yield of the Fund refers to the net investment income earned by investments in the Fund over a thirty-day period. This net investment income is then annualized, i.e., the amount of income earned by the investment during that thirty-day period is assumed to be earned each 30-day period for twelve periods and is expressed as a percentage of the investments. The yield quotation is calculated according to a formula prescribed by the SEC to facilitate comparison with yields quoted by other investment companies. The Fund calculates current dividend return for each Class by annualizing the most recent distribution and dividing by the net asset value on the last day of the period for which current dividend return is presented. The current dividend return for each Class may vary from time to time depending on market conditions, the composition of its investment portfolio and operating expenses. These factors and possible differences in the methods used in calculating current dividend return should be considered when comparing a Class's current return to yields published for other investment companies and other investment vehicles. The Fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

     BOARD OF TRUSTEES

     Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Trustees. The Trustees approve all significant agreements between the Fund and the companies that furnish services to the Fund, including agreements with the Fund's distributor, investment adviser, sub-investment adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

have been delegated to Strategy Advisers and BlackRock. The Statement of Additional Information contains background information regarding each Trustee and executive officer of the Fund.

     INVESTMENT ADVISER AND ADMINISTRATOR

     Strategy Advisers, located at 388 Greenwich Street, New York, New York 10013, serves as the Fund's investment adviser. In this capacity, Strategy Advisers, subject to the supervision and direction of the Fund's Board of Trustees, is generally responsible for furnishing, or causing to be furnished to the Fund, investment management services. Included among the specific services provided by Strategy Advisers as investment adviser are: the selection and compensation of a sub-investment adviser to the Fund; the review of all purchases and sales of portfolio instruments made by the Fund to assess compliance with its stated investment objectives and policies; the monitoring of the selection of brokers and dealers effecting investment transactions on behalf of the Fund, and the payment of reasonable salaries and expenses of those of the Fund's officers and employees, and the fees and expenses of those members of the Fund's Board of Trustees, who are directors, officers or employees of Strategy Advisers. Strategy Advisers provides investment management, investment advisory and/or administrative services to individual, institutional and investment company clients that had aggregate assets under management, as of May 31, 1997, in excess of $3.8 billion. For the fiscal year ended May 31, 1997, Strategy Advisers received fees in an amount equal to 0.40% of the Fund's average daily net assets.

     SUB-INVESTMENT ADVISER -- BLACKROCK

     Under the terms of the sub-investment advisory agreement among Strategy Advisers, the Fund and BlackRock, Strategy Advisers employs BlackRock as the Fund's sub-investment adviser. BlackRock is a wholly owned corporate subsidiary of PNC Asset Management Group, Inc., the holding company for PNC's asset management businesses. BlackRock maintains its principal offices at 345 Park Avenue, New York, New York 10154. BlackRock serves as investment adviser to fixed income investors in the United States and overseas through close ended and open ended funds and separate accounts that as of June 30, 1997, had combined total assets in excess of $50 billion.

     As the Fund's sub-investment adviser, BlackRock, subject to the supervision and direction of the Fund's Board of Trustees, and subject to review by Strategy Advisers, manages the Fund's portfolio in accordance with the investment objectives and stated policies of the Fund, makes investment decisions for the Fund, selects the brokers and dealers through which the Fund's investment transactions are effected and places purchase and sale orders for the Fund's portfolio transactions. BlackRock also pays the salaries of all officers and employees of the Fund who are employed by both it and the Fund, provides the Fund with investment officers who are authorized by the

--------------------------------------------------------------------------------
Management of the Fund (continued)
--------------------------------------------------------------------------------

Board of Trustees to execute purchases and sales of securities and other financial instruments on behalf of the Fund and employs a professional staff of portfolio managers who draw upon a variety of sources for research information for the Fund. Strategy Advisers pays BlackRock a fee for services provided by BlackRock to the Fund that is accrued daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets. The Fund pays no direct fee to BlackRock.

     PORTFOLIO MANAGEMENT

     Since the Fund's commencement of operations, June 22, 1992, Keith T. Anderson, Scott M. Amero and Robert S. Kapito, each a senior officer at BlackRock, have been responsible for managing the day-to-day operations of the Fund, including the making of investment decisions.

     Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended May 31, 1997, is included in the Annual Report for that period. A copy of the Annual Report may be obtained upon request and without charge from a Smith Barney Financial Consultant or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

     ADMINISTRATOR -- SBMFM

     SBMFM, located at 388 Greenwich Street, New York, New York 10013 serves as the Fund's administrator. As the Fund's administrator, SBMFM calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. SBMFM provides investment management, investment advisory and/or administrative services to investment companies that had aggregate assets under management, as of June 30, 1997, in excess of $83 billion. SBMFM receives a fee for services provided to the Fund that is accrued daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets.

--------------------------------------------------------------------------------
Distributor
--------------------------------------------------------------------------------

     Smith Barney is located at 388 Greenwich Street, New York, New York 10013. Smith Barney distributes shares of the Fund as principal underwriter and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring Smith Barney to take and pay for only such securities as may be sold to the public. Pursuant to a plan of distribution adopted by the Fund under Rule 12b-1 under the 1940 Act (the "Plan"), Smith Barney is paid a service fee with respect to Class A, Class B, Class C and Class I shares of the Fund at the annual rate of 0.25% of the average daily net assets of the respective Class. Smith Barney is also paid a distribution fee with respect to Class A, Class B and Class C shares at the rate of

--------------------------------------------------------------------------------
Distributor (continued)
--------------------------------------------------------------------------------

0.50% of the average daily net assets attributable to those Classes. The fees are used by Smith Barney to pay its Financial Consultants for servicing shareholder accounts and to cover expenses primarily intended to result in the sale of shares. These expenses include: advertising expenses; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Smith Barney in connection with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

     The payments to Smith Barney Financial Consultants for selling shares of a Class include a commission or fee and, with respect to Class A, Class B and Class C shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares.

     Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Smith Barney and the payments may exceed distribution expenses actually incurred. The Fund's Board of Trustees will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the CDSC.

--------------------------------------------------------------------------------
Additional Information
--------------------------------------------------------------------------------

     The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a Master Trust Agreement dated May 7, 1992. On November 5, 1992 the Fund filed an Amended and Restated Master Trust Agreement, as amended from time to time (the "Trust Agreement"). The Fund commenced operations on June 22, 1992, and on July 30, 1993 the Fund changed its name to Smith Barney Shearson Adjustable Rate Government Income Fund. On November 7, 1994 the Fund changed its name to Smith Barney Adjustable Rate Government Income Fund.

     Each Class of shares represents an identical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges, if any, for each Class; (c) the expenses allocable exclusively to each Class; (d) voting rights on matters exclusively affecting a single Class; (e) the exchange privileges of each Class; and (f) the conversion feature of the Class B shares. The Fund's Board of Trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes of shares of the

--------------------------------------------------------------------------------
Additional Information (continued)
--------------------------------------------------------------------------------

Fund. The Trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

     When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the Fund will be voted on a Fund-wide basis except for matters affecting only the interests of one Class. The Fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. The Trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares. Shareholders of record owning no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Shareholders who satisfy certain criteria will be assisted by the Fund in communicating with other shareholders in seeking the holding of the meeting.

     PNC Bank, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as custodian of the Fund's investments.

     First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent.

     The Fund sends to each of its shareholders a semi-annual report and an audited annual report, each of which includes a list of the investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also plans to consolidate the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-Employed Retirement Plan accounts) will receive a single Prospectus annually. When the Fund's annual report is combined with the Prospectus into a single document, the Fund will mail the combined document to each shareholder to comply with legal requirements. Any shareholder who does not want this consolidation to apply to his or her account should contact his or her Smith Barney Financial Consultant or the Fund's transfer agent.

                                                                    SMITH BARNEY
                                                                    ------------

                                                A Member of TravelersGroup[Logo]

                                                                    Smith Barney
                                                                 Adjustable Rate
                                                                      Government
                                                                     Income Fund

                                                            388 Greenwich Street
                                                        New York, New York 10013
                                                                  (212) 723-9218

                                                                     FD0249 9/97





PART B - STATEMENT OF ADDITIONAL INFORMATION



Smith Barney

Adjustable Rate Government Income Fund

388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional
Information
September 26, 1997


This Statement of Additional Information expands upon and supplements the information contained in the current Prospectus of Smith Barney Adjustable Rate Government Income Fund (the "Fund"), dated September 26, 1997, as amended or supplemented from time to time, and should be read in conjunction with the Prospectus. The Prospectus may be obtained from your Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.


TABLE OF CONTENTS

For ease of reference, the same section headings are used in both the Prospectus and the Statement of Additional Information, except where shown below

Management of the
Fund...................................................................
 ..........................................

2

Investment Objectives and Management
Policies...............................................................
 ...........

4

Purchase of
Shares.................................................................
 .....................................................
17

Redemption of
Shares.................................................................
 .................................................
17

Distributor............................................................
 ......................................................................
19

Valuation of
Shares.................................................................
 ....................................................
20

Exchange
Privilege..............................................................
 ........................................................
20

Performance Data (See in the Prospectus
"Performance").........................................................
 ....
21

Taxes (See in the Prospectus "Dividends, Distributions and
Taxes").............................................
23

Custodian and Transfer Agent (See in the Prospectus "Additional
Information")...........................
24

Organization of the Fund (See in the Prospectus "Additional
Information")...................................
24

Financial
Statements.............................................................
 .......................................................
25




MANAGEMENT OF THE FUND

The executive officers of the Fund are employees of certain of the organizations that provide services to the Fund. These organizations are as follows:

Name
Service

Smith Barney Inc.
  ("Smith
Barney")...........................................
 ....................................

Distributor

Smith Barney Strategy Advisers Inc.
   ("Strategy
Advisers").........................................
 ...............................

Investment Adviser

BlackRock Financial Management, Inc.

("BlackRock")......................................
 ............................................

Sub-Investment
Adviser

Smith Barney Mutual Funds Management Inc.

("SBMFM")..........................................
 ...........................................

Administrator

PNC Bank, National Association ("PNC
Bank")..................................
Custodian

First Data Investor Services Group, Inc. ("First
Data")........................
Transfer Agent


These organizations and the functions they perform for the Fund are discussed in the Prospectus and in this Statement of Additional Information.

MANAGEMENT OF THE FUND
TRUSTEES AND OFFICERS OF THE FUND

The Trustees and executive officers of the Fund, together with information as to their principal business occupations during the past five years, are set forth below. Each Trustee who is an "interested person" of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk.

Allan J. Bloostein, Trustee (Age 67). President, Allan J. Bloostein Associates, a consulting firm. Retired Vice Chairman and Director of Mays Department Stores, Director of Taubman Centers Inc. and CVS Corporation. His address is c/o Allan J. Bloostein Associates, 717 Fifth Avenue, 21st Floor, New York, NY 10022.

Martin Brody, Trustee (Age 76). Retired Vice Chairman of the Board of Restaurant Associates Corporation. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane, Trustee (Age 59). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Robert A. Frankel, Trustee (Age 70). Managing Partner of Robert A. Frankel Management Consultants. Former Corporate Vice President of The Reader's Digest Association, Inc. His address is 102 Grand Street, Croton-on-Hudson, New York 10520

William R. Hutchinson, Director (Age 54). Vice President, Financial Operations of Amoco Corporation; Director of Associated Bank and Associated Banc Corporation. His address is c/o Amoco Corporation, 200 E. Randolph Drive, Chicago, Illinois 60601.

*Heath B. McLendon, (Age 64). Chairman of the Board and Chief Executive Officer. Managing Director of Smith Barney, Chairman of the Board of Strategy Advisers and President of SBMFM and Travelers Investment Adviser, Inc. ("TIA"); prior to July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc. ("Shearson Lehman Brothers"); Vice Chairman of Asset Management Division of Shearson Lehman Brothers. Mr. McLendon is Chairman of the Board and Investment Officer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York, New York 10013.

Scott M. Amero, (Age 34) Portfolio Manager. Managing Director of BlackRock Financial Management. His address is 345 Park Avenue, New York, New York 10154.

Keith T. Anderson, (Age 38) Portfolio Manager. Managing Director of BlackRock Financial Management. His address is 345 Park Avenue, New York, New York 10154.

Robert S. Kapito, (Age 40) Portfolio Manager. Vice Chairman of BlackRock Financial Management. His address is 345 Park Avenue, New York, New York 10154.

Lewis E. Daidone, Senior Vice President and Treasurer (Age 40). Managing Director of Smith Barney; Director and Senior Vice President of SBMFM and TIA. Mr. Daidone also serves as Senior Vice President and Treasurer of 42 Smith Barney Mutual Funds. His address is 388 Greenwich Street, New York New York 10013.

Christina T. Sydor, (Age 46) Secretary. Managing Director of Smith Barney; General Counsel and Secretary of SBMFM and TIA. Ms. Sydor also serves as Secretary of 42 Smith Barney Mutual Funds. Her address is 388 Greenwich Street, New York, New York 10013.

As of August 31, 1997, the Trustees and officers of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund.

REMUNERATION

No director, officer or employee of Smith Barney, Strategy Advisers, BlackRock or SBMFM or any of their affiliates receives any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Smith Barney, Strategy Advisers, BlackRock, SBMFM, or any of their affiliates, a fee of $2,500 per annum plus $250 per meeting attended, and reimburses them for travel and out-of-pocket expenses. For the fiscal year ended May 31, 1997 such travel expenses totaled $5,722.




TRUSTEE


AGGREGATE
COMPENSATION
FROM THE TRUST
PENSION OR
RETIREMENT
BENEFITS
ACCRUED AS PART
OF
 FUND EXPENSES

TOTAL
COMPENSATION
FROM FUND AND
FUND COMPLEX
TOTAL NUMBER OF
FUNDS FOR WHICH
DIRECTOR/TRUSTEESHI
P SERVES WITHIN
 FUND COMPLEX


Allan J.
Bloostein
$3,600
$0
$83,150
8

Martin Brody
$3,350
0
124,286
19

Dwight Crane
$3,500
0
140,375
22

Robert A.
Frankel
$3,600
0
66,100
8

William R.
Hutchinson
$3,500
0
38,600
6

Heath B.
McLendon*
--
0
--
42

Charles Barber
#$
$3,163
0
38,700
6


*	Designates an "interested director".
#	Pursuant to the Fund's deferred compensation plan, Mr. Barber elected, effective January 2, 1996, to defer the payment of all the compensation due to him from the Fund.
$	Upon attainment of age 80, Fund Trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to Fund Trustees, together with reasonable out-of-pocket expenses for each meeting attended.
Effective February 26, 1997, Mr. Barber became a Trustee Emeritus.

INVESTMENT ADVISER, SUB-INVESTMENT ADVISER AND ADMINISTRATOR

Certain of the services provided to, and the fees paid by, the Fund under its agreements with Strategy Advisers, BlackRock and SBMFM are described in the Prospectus. For the fiscal years ended May 31, 1995, 1996 and 1997, such fees amounted to $1,270,032, $1,054,644 and $869,373, respectively. SBMFM, in addition to providing the services described in the Prospectus: furnishes the Fund with statistical and research data, clerical assistance and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Fund; prepares reports to the Fund's shareholders; and prepares tax returns, reports to and filings with, the Securities and Exchange Commission (the "SEC") and state regulatory authorities. Strategy Advisers, is a wholly owned subsidiary of SBMFM, a wholly owned subsidiary of Smith Barney Holdings Inc. ("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group, Inc. ("Travelers"). Strategy Advisers pays BlackRock a fee for services provided by BlackRock to the Fund that is accrued daily and paid monthly at the annual rate of 0.20% of the value of the Fund's average daily net assets. The Fund pays no direct fee to BlackRock. Strategy Advisers, BlackRock and SBMFM each pays the salaries of all officers and employees it employs who serve the Fund, and Strategy Advisers and SBMFM maintain office facilities for the Fund. Strategy Advisers, BlackRock and SBMFM bear all expenses in connection with the performance of their respective services under their agreements with the Fund.

COUNSEL AND AUDITORS

Willkie Farr & Gallagher serves as counsel for the Fund. The Trustees who are not "interested persons" of the Fund have selected Stroock & Stroock & Lavan LLP, as their counsel

KPMG Peat Marwick LLP, 345 Park Avenue, New York, New York 10154, has been selected as the Fund's independent auditors to examine and report the Fund's financial statements and financial highlights for the fiscal year ending May 31, 1998.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The Prospectus discusses the investment objectives of the Fund and the principal policies to be employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the Fund may invest, the investment policies and strategies that the Fund may utilize and certain risks attendant to those investments, policies and strategies.

ADJUSTABLE RATE SECURITIES

The Fund will invest at least 65% of its net assets in adjustable rate securities ("Adjustable Rate Securities"), consisting principally of mortgage-backed and asset-backed securities. The collateral backing mortgage-backed securities ("MBSs") and asset-backed securities ("ABSs") is usually held by an independent bailee, custodian or trustee on behalf of the holders of the related MBSs or ABSs. The holder of the related MBSs or ABSs (such as the Fund) will have either an ownership interest or security interest in the underlying collateral and can exercise its rights to it through the bailee, custodian or trustee.

INDEXES. The key determinant of the interest rates paid on Adjustable Rate Securities is the interest rate index chosen (and the spread relating to the securities). Certain indexes are tied to the interest rate paid on specified securities, such as one-, three-or five-year U.S. Treasury securities, whereas other indexes are more general. A prominent example of a general type of index is the cost of funds for member institutions (that is, savings and loan associations and savings banks) of the Federal Home Loan Bank (the "FHLB") of San Francisco (The 11th District Cost of Funds Index, "COFI"). A number of factors may affect the COFI and cause it to behave differently from indexes tied to specific types of securities. The COFI is dependent upon, among other things, the origination dates and maturities of the member institutions' liabilities. Consequently, the COFI may not reflect the average prevailing market interest rates on new liabilities of similar maturities. No assurance can be given that the COFI will necessarily move in the same direction as prevailing interest rates since, as longer term deposits or borrowings mature and are renewed at market interest rates, the COFI will rise or fall depending upon the differential between the prior and the new rates on the deposits and borrowings. In addition, associations in the thrift industry in recent years have caused and may continue to cause the cost of funds of thrift institutions to change for reasons unrelated to changes in general interest rate levels. Any movement in the COFI as compared to other indexes based upon specific interest rates may be affected by changes instituted by the FHLB of San Francisco in the method used to calculate the COFI. To the extent that the COFI may reflect interest changes on a more delayed basis than other indexes, in a period of rising interest rates any increase may produce a higher yield later than would be produced by the other indexes. In a period of declining interest rates, the COFI may remain higher than other market interest rates, which may result in a higher level of principal prepayments on mortgage loans that adjust in accordance with the COFI than mortgage or other loans that adjust in accordance with other indexes. In addition, to the extent that the COFI may lag behind other indexes in a period of rising interest rates, securities based on the COFI may have a lower market value than would result from use of other indexes. In a period of declining interest rates, securities based on the COFI may reflect a higher market value than would securities based on other indexes.

PRIVATELY ISSUED MBSs AND ABSs -- CREDIT ENHANCEMENTS

Credit enhancements for certain privately issued MBSs and ABSs typically are provided by external entities such as banks or financial institutions or by the structure of a transaction itself. Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinated to other classes as to the payment of principal and interest with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (in which case cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "overcollateralization" (in which case the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The Fund may purchase subordinated securities that, as noted above, may serve as a form of credit support for senior securities purchased by other investors.

U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

The Government National Mortgage Association ("GNMA") is a wholly owned corporate instrumentality of the United States government within the Department of Housing and Urban Development. The National Housing Act of 1934, as amended (the "Housing Act"), authorizes GNMA to guarantee the timely payment of the principal of and interest on securities that are based on and backed by a pool of specified mortgage loans. For these types of securities to qualify for a GNMA guarantee, the underlying mortgages must be insured by the Federal Housing Administration (the "FHA") under the Housing Act, or Title V of the Housing Act of 1949 ("FHA Loans"), or be guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans"), or be pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the United States government is pledged to the payment of all amounts that may be required to be paid under any guarantee. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the United States Treasury with no limitations as to amount.

GNMA pass-through MBSs may represent a proportionate interest in one or more pools of the following types of mortgage loans: (a) fixed rate level payment mortgage loans; (b) fixed rate graduated payment mortgage loans; (c) fixed rate growing equity mortgage loans; (d) fixed rate mortgage loans secured by manufactured (mobile) homes; (e) mortgage loans on multifamily residential properties under construction; (f) mortgage loans on completed multifamily projects; (g) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (h) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (i) mortgage-backed serial notes.

FEDERAL NATIONAL MORTGAGE ASSOCIATION. The Federal National Mortgage Association ("FNMA") is a Federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. FNMA was originally organized in 1938 as a United States government agency to add greater liquidity to the mortgage market. FNMA was transformed into a private sector corporation by legislation enacted in 1968. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. FNMA acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each FNMA pass-through MBS represents a proportionate interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any government agency). The loans contained in those pools consist of: (a) fixed rate level payment mortgage loans; (b) fixed rate growing equity mortgage loans; (c) fixed rate graduated payment mortgage loans; (d) variable rate mortgage loans; (e) other adjustable rate mortgage loans; and (f) fixed rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION. The Federal Home Loan Mortgage Corporation ("FHLMC") is a corporate instrumentality of the United States established by the Emergency Home Finance Act of 1970, as amended (the "FHLMC Act"). FHLMC was organized primarily for the purpose of increasing the availability of mortgage credit to finance needed housing. The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the sale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC MBSs typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first liens on one-to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set out in the FHLMC Act. Mortgage loans underlying FHLMC MBSs may include whole loans, participation interests in whole loans and undivided interests in whole loans and participations in another FHLMC MBS.

U.S. SMALL BUSINESS ADMINISTRATION. The U.S. Small Business Administration (the "SBA") is an independent agency of the United States established by the Small Business Act of 1953. The SBA was organized primarily to assist independently owned and operated businesses that are not dominant in their respective markets. The SBA provides financial assistance, management counseling and training for small businesses, as well as acting generally as an advocate of small businesses. The SBA guarantees the payment of principal and interest on portions of loans made by private lenders to certain small businesses. The loans are generally commercial loans such as working capital loans and equipment loans. The SBA is authorized to issue from time to time, through its fiscal and transfer agent, SBA-guaranteed participation certificates evidencing fractional undivided interests in pools of these SBA-guaranteed portions of loans made by private lenders. The SBA's guarantee of the certificates, and its guarantee of a portion of the underlying loan, are backed by the full faith and credit of the United States.

U.S. GOVERNMENT SECURITIES

Securities issued or guaranteed by the United States government or one of its agencies, authorities or instrumentalities ("U.S. government securities") in which the Fund may invest include debt obligations of varying maturities issued by the United States Treasury or issued or guaranteed by an agency or instrumentality of the United States government, including the FHA, Farmers Home Administration, Export-Import Bank of the United States, SBA, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, Federal Intermediate Credit Banks, Federal Land Banks, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Company. Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the Fund will not invest in obligations issued by an instrumentality of the United States government unless BlackRock determines that the instrumentality's credit risk does not make its securities unsuitable for investment by the Fund.

ZERO COUPON TREASURY SECURITIES

The Fund may purchase "zero coupon" U.S. Treasury securities, which are U.S. Treasury bills, notes and bonds that have been stripped of their unmatured interest coupons and receipts or that are certificates representing interests in the stripped debt obligations and coupons. Zero coupon securities are purchased at a discount from their face amount giving the purchaser the right to receive their full value at maturity. A zero coupon security pays no interest to its holder during its life. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value (sometimes referred to as a "deep discount" price).

The interest rate on zero coupon securities is automatically compounded and paid out at maturity. Although compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities that make current distributions of interest. Current Federal tax law requires that a holder (such as the Fund) of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payments in cash on the security during the year.

Currently, the only U.S. Treasury security issued without coupons is the U.S. Treasury bill. A number of banks and brokerage firms, however, have separated (stripped) the principal portions from the coupon portions of U.S. Treasury bonds and notes and have sold them separately in the form of receipts or certificates representing undivided interests in these instruments. These instruments are generally held by a bank in a custodial or trust account.

ILLIQUID SECURITIES

The Fund may not invest more than 15% of its net assets in repurchase agreements that have a maturity of longer than seven days or in other illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. Illiquid securities have historically included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the 1933 Act are typically referred to as "private placements" or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. That contractual or legal restrictions on resale apply to the general public or to certain institutions may not be indicative of the liquidity of such investments. The SEC has adopted Rule 144A under the 1933 Act, which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A sets out a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Restricted securities issued pursuant to Rule 144A under the 1933 Act are not deemed to be illiquid. BlackRock will monitor the liquidity of these restricted securities subject to the supervision of Strategy Advisers and the Board of Trustees. In assessing the liquidity of a security, BlackRock will consider, among other things, the following factors:
(a) the frequency of trades and quotes for the security; (b) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (c) dealer undertakings to make a market in the security and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.



REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreement transactions with member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. A repurchase agreement is a contract under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

When the Fund engages in when-issued or delayed delivery securities transactions, it will rely on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LENDING PORTFOLIO SECURITIES

The Fund may lend portfolio securities to brokers, dealers and other financial organizations. These loans, if and when made, may not exceed 30% of the value of the Fund's total assets. The Fund will not lend securities to Smith Barney, the Fund's distributor, unless the Fund has applied for and received specific authority to do so from the SEC. The Fund's loans of securities will be collateralized by cash, letters of credit or U.S. government securities. The cash or instruments collateralizing the Fund's loans of securities will be maintained at all times in a segregated account with PNC, the Fund's custodian, in an amount at least equal to the current market value of the loaned securities. From time to time, the Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a "finder."

By lending its portfolio securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. The Fund will comply with the following conditions whenever it loans securities: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities.






PORTFOLIO STRATEGIES INVOLVING INTEREST RATE TRANSACTIONS, OPTIONS  AND
FUTURES

The Fund may seek to increase its return through the use of covered options on portfolio securities and to hedge its portfolio against movements in interest rates by means of other portfolio strategies. The Fund has authority to write (that is, sell) covered call and put options on its portfolio securities, purchase and sell call and put options on securities and engage in transactions in interest rate swaps, caps and floors, financial futures contracts, and related options on those contracts. Each of these portfolio strategies is described in the Prospectus. Although these strategies entail risks (as discussed in the Prospectus and below), BlackRock believes that, because the Fund will (a) write only covered options and (b) engage in other transactions only for hedging purposes, the strategies should not subject the Fund to the risks frequently associated with the speculative use of the strategies. While the Fund's use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the Fund's net asset value will fluctuate. The Fund is not obligated to use any of the listed strategies at any particular time or under any particular economic condition, and there is no assurance that these strategies will be effective. The following is further information relating to certain portfolio strategies the Fund may utilize.

INTEREST RATE HEDGING TRANSACTIONS AND ASSOCIATED RISK FACTORS. The Fund may hedge all or a portion of its portfolio against fluctuations in interest rates by entering into interest rate transactions. The Fund bears the risk of an imperfect correlation between the index used in the hedging transaction and that pertaining to the securities that are the subject of the hedging transaction.

The Fund expects to enter into interest rate transactions primarily to hedge its portfolio of Adjustable Rate Securities against fluctuations in interest rates. Typically, the parties with which the Fund will enter into interest rate transactions will be brokers, dealers or other financial institutions typically called "counter-parties." Certain Federal income tax requirements may, however, limit the Fund's ability to engage in certain interest rate transactions. Gains from transactions in interest rate swaps distributed to shareholders of the Fund will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined rate, to receive payments of interest on a notional principal amount from the party selling the cap. The purchase of an interest rate cap therefore hedges against an increase in interest rates above the cap on an Adjustable Rate Security held by the Fund. Thus, for example, in the case of an Adjustable Rate Security indexed to the COFI, if the COFI increases above the rate paid on the security, the counter-party will pay the differential to the Fund. The opposite is true in the case of an interest rate floor; it hedges against a decrease in the index rate below any floor on the Adjustable Rate Security Interest rate. Swap transactions involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. If the Fund were to hold an MBS with an interest rate that is reset only once each year, for example, it could swap the right to receive interest at the fixed rate for the right to receive interest at a rate that is reset every week. This swap would enable the Fund to offset a decline in the value of the MBS due to rising interest rates, but would also limit its ability to benefit from falling interest rates. Conversely, if the Fund were to hold an MBS with an interest rate that is reset every week and it desired to lock in what it believed to be a high interest rate for one year, it could swap the right to receive interest at this variable weekly rate for the right to receive interest at a rate that is fixed for one year. This type of a swap would protect the Fund from a reduction in yield due to falling interest rates, but would preclude it from taking full advantage of rising interest rates.

The Fund will enter into interest rate swap transactions on a net basis; that is, the two payment streams are netted out, with the Fund receiving or paying only the net amount of the two payments. Inasmuch as these transactions will be entered into for good faith hedging purposes, BlackRock believes that the obligations should not be deemed to constitute senior securities and, thus, the Fund will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued daily, and an amount of cash, U.S. government securities or other liquid high grade debt obligations having an aggregate net asset value at least equal to the accrued excess will be maintained by the Fund in a segregated account with PNC Bank. The Fund will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest two rating categories by at least one nationally-recognized statistical rating organization or is believed by BlackRock to be equivalent to that rating. If the other party to the transaction defaults, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with other similar instruments traded in the interbank market.

The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If BlackRock is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would be lower than it would have been if interest rate swaps were not used.

Interest rate swap transactions do not involve the delivery of securities or other underlying assets or principal. As a result, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund would be contractually obligated to make. If the MBS or other security underlying an interest rate swap were prepaid and the Fund continued to be obligated to make payments to the other party to the swap, the Fund would have to make the payments from another source. If the other party to an interest rate swap were to default, the Fund's risk of loss would consist of the net amount of interest payments that the Fund contractually was entitled to receive. Since interest rate transactions are individually negotiated, BlackRock expects to achieve an acceptable degree of correlation between the Fund's rights to receive interest on MBSs and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

WRITING COVERED OPTIONS. The Fund is authorized to write (that is, sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of these options. A covered call option is an option pursuant to which the Fund, in return for a premium, gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining.

The writer of a covered call option has no control over when it may be required to sell its securities since it may be assigned an exercise notice at any time prior to the termination of its obligation as a writer. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain may be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security.

The Fund may write put options that give the holder of the option the right to sell the underlying security to the Fund at the stated exercise price.
The Fund will receive a premium for writing a put option, which increases the Fund's return. The Fund will write only covered put options, which means that so long as the Fund is obligated as the writer of the option it will have placed and maintained cash, U.S. government securities or other high grade liquid debt obligations with PNC Bank with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. The Fund may engage in closing transactions to terminate put options that it has written.

Options purchased or sold by the Fund may include options issued by The Options Clearing Corporation (the "Clearing Corporation"), which options are currently traded on the Chicago Board Options Exchange, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange, New York Stock Exchange, Inc. ("NYSE") or Midwest Stock Exchange. An option position may be closed out only on an exchange that provides a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options, with the result, in the case of a covered call option, that the Fund would not be able to sell the underlying security until the option expires or the Fund delivered the underlying security upon exercise. Reasons for the absence of a liquid secondary market on an exchange include the following: (a) insufficient trading interest in certain options may exist; (b) restrictions may be imposed by the exchange on opening transactions or closing transactions or both; (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (d) unusual or unforeseen circumstances may interrupt normal operations on the exchange; (e) the facilities of the exchange or the Clearing Corporation may not at all times be adequate to handle current trading volume; or (f) the exchange could, for economic or other reasons, decide to or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on the exchange (or in that class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by the Clearing Corporation as a result of trades on the exchange would continue to be exercisable in accordance with their terms.

The Fund may enter into over-the-counter option transactions ("OTC options"), which are two-party contracts with prices and terms negotiated between the buyer and seller. In the absence of a change of position of the staff of the SEC, the Fund will treat OTC options and the assets used as cover for written OTC options as illiquid securities. If an OTC option is sold by the Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and the Fund has the conditional contractual right to repurchase the OTC option from the dealer at the predetermined price, then the Fund will treat as illiquid the amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (that is, the current market value of the underlying security minus the option's strike price). The repurchase price with the primary dealers is typically a formula price that is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money."

PURCHASING OPTIONS. The Fund may purchase put options to hedge against a decline in the market value of its holdings. By buying a put, the Fund has a right to sell the underlying security at the exercise price, thus limiting the Fund's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be offset partially by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund's expiration of the option it has purchased. In certain circumstances, the Fund may purchase call options on securities held in its portfolio on which it has written call options or that it intends to purchase. The Fund may purchase either exchange-traded or OTC options.

FUTURES AND FINANCIAL FUTURES. As described in the Prospectus, the Fund is authorized to engage in transactions in financial futures contracts and related options on these futures contracts. A futures contract is an agreement between two parties to buy and sell a security or, in the case of an index-based futures contract, to make and accept a cash settlement for a set price on a future date. The Fund may assume both "long" and "short" positions with respect to futures contracts. A long position involves entering into a futures contract to buy a security, whereas a short position involves entering into a futures contract to sell a security. A majority of transactions in futures contracts, however, do not result in the actual delivery of the underlying instrument or cash settlement, but are settled through liquidation, that is, by entering into an offsetting transaction. Futures contracts have been designed by boards of trade that have been designated "contracts markets" by the Commodity Futures Trading Commission.

The purchase or sale of a futures contract, unlike the purchase or sale of a security, contemplates no price or premium being paid or received. Instead, an amount of cash or securities acceptable to the broker and the relevant contract market, which varies, but is generally about 5% of the contract amount, must be deposited with the broker. This amount is known as "initial margin" and represents a "good faith" deposit assuring the performance of both the purchaser and seller under the futures contract. Subsequent payments to and from the borrower, called "variation margin," are required to be made daily as the price of the futures contract fluctuates making the long and short positions in the futures contracts more or less valuable, a process known as "marking to the market." At any time prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid or released by the broker and the purchaser realizes a loss or gain. In addition, a nominal commission is paid on each completed sale transaction.

ADDITIONAL RISK FACTORS IN OPTIONS AND FUTURES TRANSACTIONS

Utilization of futures transactions to hedge the Fund's portfolio will involve the risk of imperfect correlation in movements in the prices of futures contracts and movements in the price of the security that is the subject of the hedge. If the price of the futures contract moves more or less than the price of the security, the Fund will experience a gain or loss that would not be completely offset by movements in the price of the security that is the subject of the hedge.

Prior to exercise or expiration, an exchange-traded option position can only be terminated by entering into a closing purchase or sale transaction. Such a transaction requires a secondary market on an exchange for call or put options of the same series. The Fund will enter into an option or futures transaction on an exchange only if a liquid secondary market appears to exist for the options or futures. No assurance can be given that a liquid secondary market will exist for any particular call or put option or futures contract at any specific time. Thus, it may not be possible to close an option or futures position. In the case of a futures position or an option on a futures position written by the Fund, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to take or make delivery of the currency underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse effect on the Fund's ability to hedge effectively its portfolio. The risk also exists of a loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has an open position in a futures contract or related option.

The exchanges on which the Fund intends to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying currency (whether or not covered) that may be written by a single investor, whether acting alone or in concert with others (regardless of whether the options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. BlackRock does not believe that these trading and position limits will have any adverse effect on the portfolio strategies for hedging the Fund's portfolio.

RATINGS AS INVESTMENT CRITERIA

In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of those agencies as to the quality of debt obligations that they rate. These ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. An issue of debt obligations may, subsequent to its purchase by the Fund, cease to be rated or its ratings may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of the debt obligation by the Fund, but BlackRock will consider the event in its determination of whether the Fund should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or as a result of a corporate restructuring of Moody's and S&P, BlackRock will attempt to use comparable ratings as standards for the Fund's investments.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 15 below have been adopted by the Fund as fundamental policies. Under the 1940 Act, a fundamental policy may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. Investment restrictions 16 through 18 may be changed by a vote of a majority of the Fund's Board of Trustees at any time.

1. The Fund will not purchase securities (other than U.S. government securities) of any issuer if, as a result of the purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to this 5% limitation.

2. The Fund will not purchase more than 10% of the voting securities of any one issuer, except that this limitation is not applicable to the Fund's investments in U.S. government securities.



3. The Fund will not issue senior securities, borrow money or pledge its assets, except that the Fund may borrow from banks or through reverse repurchase agreements or dollar rolls in an amount equal to up to 33 1/3% of the value of its total assets (calculated when the loan is made) for temporary, extraordinary or emergency purposes and to take advantage of investment opportunities and may pledge up to 33 1/3% of the value of its total assets to secure those borrowings.

4.  The Fund will not make loans, except through (a) repurchase agreements and
(b) loans of portfolio securities limited to 30% of the value of the Fund's total assets.

5. The Fund will not invest more than 25% of the value of its total assets in securities of issuers in any one industry, except that this limitation is not applicable to the Fund's investment in U.S. government securities.

6. The Fund will not purchase securities, other than MBSs, ABSs or U.S. government securities of any issuer having a record, together with predecessors, of less than three years of continuous operations if, immediately after the purchase, more than 5% of the Fund's total assets would be invested in the securities.

7. The Fund will not buy or sell real estate or interests in real estate, except that the Fund may purchase and sell MBSs, securities collateralized by mortgages, securities that are secured by real estate, securities of companies that invest or deal in real estate and publicly traded securities of real estate investment trusts.

8. The Fund may not purchase interests in real estate limited partnerships that are not readily marketable.

9. The Fund will not invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies that invest in or sponsor those programs.

10. The Fund will not buy or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on financial futures contracts.

11. The Fund will not purchase securities on margin, except that the Fund may obtain any short-term credits necessary for the clearance of purchases and sales of securities and except that the Fund may pay initial or variation margin in connection with options or futures contracts.

12. The Fund will not make short sales of securities, or maintain a short position if, when added together, more than 25% of the value of the Fund's net assets would be (a) deposited as collateral for the obligation to replace securities borrowed to effect the short sales and (b) allocated to segregated accounts in connection with the short sales. Short sales "against-the-box" are not subject to this restriction.

13. The Fund will not pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings.

14. The Fund will not act as an underwriter of securities, except that the Fund may acquire securities under circumstances in which, if the securities were sold, the Fund could be deemed to be an underwriter for purposes of the 1933 Act.

15. The Fund will not write or purchase puts, calls, straddles, spreads or combinations of those transactions, except as consistent with the Fund's investment objectives and policies as described in the Prospectus and this Statement of Additional Information.

16. The Fund will not purchase any security if, as a result (unless the security is acquired pursuant to a plan of reorganization or an offer of exchange), the Fund would own any securities of an open-end investment company or more than 3% of the total outstanding voting stock of any closed-end investment company, or more than 5% of the value of the Fund's total assets would be invested in securities of any one or more closed-end investment companies.

17. The Fund will not make investments for the purpose of exercising control or management.

18. The Fund will not purchase or retain securities of any issuer if, to the knowledge of the Fund, any of the Fund's officers or Trustees or any officer or director of Strategy Advisers, BlackRock or SBMFM individually owns more than 1/2 of 1% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities

The Fund may make commitments more restrictive than the restrictions listed above to enable the sale of shares of the Fund in certain states. Should the Fund determine that a commitment is no longer in the best interests of its shareholders, the Fund will revoke the commitment by terminating the sale of its shares in the state involved. The percentage limitations contained in the restrictions listed above apply at the time of purchases of securities.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Fund will be made by BlackRock, subject to the overall review of the Fund's Board of Trustees. Allocation of transactions on behalf of the Fund, including their frequency, to various dealers will be determined by BlackRock in its best judgment and in a manner deemed fair and reasonable to the Fund's shareholders. The primary considerations of BlackRock in allocating transactions will be availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to BlackRock may receive orders for portfolio transactions by the Fund. Information so received is in addition to, and not in lieu of, services required to be performed by Strategy Advisers or BlackRock, and the fees of Strategy Advisers and BlackRock are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to Strategy Advisers and BlackRock in serving both the Fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to Strategy Advisers and BlackRock in carrying out their obligations to the Fund.

For the fiscal year ended May 31, 1997, the Fund incurred total brokerage commissions of $35,445, of which $31,518 was paid to Smith Barney.

The Fund will not purchase U.S. government securities during the existence of any underwriting or selling group relating to the securities, of which Smith Barney is a member, except to the extent permitted by rules or exemptions adopted by the SEC or interpretations of the staff of the SEC. Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds that have similar investment objectives but that are not subject to a similar limitation.



PORTFOLIO TURNOVER

Under certain market conditions, if the Fund is engaged in options transactions it may experience increased portfolio turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by the Fund (due to appreciation of the underlying security in the case of call options on securities or depreciation of the underlying security in the case of put options on securities) could result in a turnover rate in excess of 100%. A portfolio turnover rate of 100% also would occur, for example, if all of the Fund's securities that are included in the computation of turnover were replaced once during a period of one year. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for one year by the monthly average value of the portfolio securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation.

For the fiscal year ended May 31, 1995, 1996 and 1997, the Fund's portfolio turnover rate was 524%, 273%, and 288%, respectively.


PURCHASE OF SHARES
DETERMINATION OF PUBLIC OFFERING PRICE

Shares of the Fund are offered to the public on a continuous basis. The public offering price per Class A share of the Fund is equal to the net asset value per share at the time of purchase. Class B shares are offered for exchange with Class B shares of other funds in the Smith Barney Group of Funds. Class B shares are subject to the contingent deferred sales charge ("CDSC"), if any, of the shares with which the exchange is made. Class I shares are available only to investors meeting an initial investment minimum of $100,000. Class I shares are sold at net asset value with no initial sales charge or CDSC. They are subject to an annual service fee of 0.25% of the daily net assets of the Class. Subject to the initial investment minimum of $100,000, Class I shares are eligible for purchase through the Systematic Investment Plan. See the Prospectus for detailed information under the caption "Purchase of Shares."

REDEMPTION OF SHARES

Detailed information on how to redeem shares of the Fund is included in the Prospectus. The right of redemption of shares of the Fund may be suspended, or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's investments or determination of net asset value not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the Fund or Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.



IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

If you or your spouse is an active participant in an employer-sponsored retirement plan, a deduction for contributions to an IRA might still be allowed in full or in part, depending on your combined adjusted gross income. For married couples filing jointly, a full deduction for contributions to an IRA will be allowed where the couples' adjusted gross income is below $40,001 ($25,001 for an unmarried individual); a partial deduction will be allowed when adjusted gross income is between $40,001 - $50,000 ($25,001-$35,000 for an unmarried individual); and no deduction when adjusted gross income is $50,000 ($35,000 for an unmarried individual).

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $24,000) of each participant's compensation. Compensation is capped at $160,000 for 1997.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the Fund through the Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries. The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

DISTRIBUTIONS IN KIND

If the Fund's Board of Trustees determines that it could be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with rules adopted by the SEC, any portion of a redemption in excess of the lesser of $250,000 or 1% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Portfolio securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently disposing of these securities.



AUTOMATIC CASH WITHDRAWAL PLAN

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to a shareholder of any Fund who owns shares of the Fund with a value of at least $10,000 and who wishes to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable CDSC will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences.) To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a Fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a Fund who wish to participate in the Withdrawal Plan and who hold their shares of the Fund in certificate form must deposit their share certificates with First Data as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund involved. Withdrawal Plans should be set up with a Smith Barney Financial Consultant. A shareholder who purchases shares directly through First Data may continue to do so and applications for participation in the Withdrawal Plan must be received by First Data no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

Smith Barney serves as the Fund's distributor on a best efforts basis pursuant to a written agreement (the "Distribution Agreement") dated July 30, 1993. Smith Barney, for the fiscal years ending May 31, 1996 and 1997 received $11,000 and $20,000, respectively, in CDSCs on the redemption of the Fund's Class B and Class C shares, and did not reallow any portion thereof to dealers.

Smith Barney forwards investors' funds for the purchase of shares three business days after the placement of purchase orders (the "settlement date"). When payment is made by the investor before settlement date, unless otherwise directed by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a Smith Barney money market fund (other than Smith Barney Money Market Fund). If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the Fund and the money market fund, and affiliates of Smith Barney which serve the funds in an investment advisory capacity will benefit from the fact that they are receiving investment management fees from both such investment companies, computed on the basis of their average daily net assets. The Fund's Board of Trustees has been advised of the benefits to Smith Barney resulting from three-day settlement procedures and will take such benefits into consideration when reviewing the Advisory and Distribution Agreements for continuance.

DISTRIBUTION ARRANGEMENTS

Shares of the Fund are distributed on a best efforts basis by Smith Barney as exclusive sales agent of the Fund pursuant to the Distribution Agreement. To compensate Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class I shares. In addition, Smith Barney is also paid an annual distribution fee with respect to Class A, Class B and Class C shares at the rate of 0.50% of the value of the average daily net assets attributable to each respective class of shares. For the fiscal years ended May 31, 1995, 1996 and 1997, the Fund incurred service fees of $529,180, $440,521, and $362,239, respectively. For the fiscal years ended May 31, 1995, 1996 and 1997, the Fund incurred distribution fees of $1,058,362, $881,043, and $739,312, respectively, before the deduction of the maximum contingent deferred sales charge.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all material amendments of the Plan also must be approved by the Trustees and the Independent Trustees in the manner described above. The Plan may be terminated at any time with respect to a Class, without penalty, by vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the Board of Trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

As noted in the Prospectus, the net asset value of shares of each Class will not be calculated on certain holidays. In carrying out valuation policies adopted by the Fund's Board of Trustees, SBMFM, as administrator, may consult with an independent pricing service (the "Pricing Service") retained by the Fund. The procedures of the Pricing Service are reviewed periodically by the officers of the Fund under the general supervision and responsibility of the Board of Trustees.

EXCHANGE PRIVILEGE

Class A, Class B and Class C shares of the Fund may be exchanged for shares of the respective Class of many of the funds of the Smith Barney Mutual Funds, as indicated in the Prospectus, to the extent such shares are offered for sale in the shareholder's state of residence. Class I shares do not have exchange privileges.

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, as listed in the Prospectus, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A shares of any fund purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied. Class A shares of any fund may be exchanged without a sales charge for shares of the funds that are offered without a sales charge. Class A shares of any fund purchased without a sales charge may be exchanged for shares sold with a sales charge, and the appropriate sales charge differential will be applied.

B. Class A shares of any fund acquired by a previous exchange of shares purchased with a sales charge may be exchanged for Class A shares of any of the other funds, and the sales charge differential, if any, will be applied.

C. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were purchased.

The exchange privilege enables shareholders to acquire shares of the same class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision. This privilege is available to shareholders resident in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from any Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable CDSC, the proceeds immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after notice to shareholders.

PERFORMANCE DATA

From time to time, the Fund may quote the yield or total return of a Class in advertisements or in reports and other communications to shareholders. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of a Class, it will also disclose such information for the other Classes.

YIELD

The 30-day yield figure of each Class described in the Prospectus is calculated according to a formula prescribed by the SEC, expressed as follows:

YIELD = 2[( a-b + 1)6-1]
       cd

	Where:
	a	=	dividends and interest earned during the period.
	b	=	expenses accrued for the period (net of reimbursement).
	c	=	the average daily number of shares outstanding during the
period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the
period.

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

The Fund's yield for the 30-day period ended May 31, 1997 was 4.50%, 4.50%, 4.50% and 4.95% with respect to its Class A, Class B, Class C and Class I shares, respectively.

Investors should recognize that, in periods of declining interest rates, yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, will tend to be somewhat lower. In addition, when interest rates are falling, monies received by the Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of its portfolio of securities, thereby reducing the current yield of the Classes. In periods of rising interest rates the opposite result can be expected to occur.

AVERAGE ANNUAL TOTAL RETURN

The "average annual total return" of a Class described in the Prospectus is computed according to a formula prescribed by the SEC, expressed as follows:

P(1+T)n = ERV

Where:
	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return
	n	=	number of years.
	ERV	=	Ending Redeemable Value of a hypothetical $1,000 investment
made at the beginning of a 1-, 5-or 10-year period at the end of a 1-, 5-or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

For the fiscal year ended May 31, 1997, the Fund's average annual total returns for Class A, Class B and Class C shares were 5.31%, 5.10% and 5.53% respectively, before deduction of the maximum contingent deferred sales charge. There were no average annual total returns for Class I shares since inception on April 18, 1997. Over the life of the Fund, the average annual returns for Class A, Class B, Class C and Class I shares were 4.67%, 4.53%, 4.74% and 5.77% respectively, before deduction of the maximum contingent deferred sales charge with waiver.

AGGREGATE TOTAL RETURN

The "aggregate total return" of a Class described in the Prospectus represents the cumulative change in the value of an investment in a Class for the specified period and is computed by the following formula:

ERV - P
P
Where:
	P	=	a hypothetical initial payment of $10,000.
	ERV	=	Ending Redeemable Value of a hypothetical $10,000 investment made at the beginning of a 1-, 5-or 10-year period at the end of a 1-, 5-or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Net investment income changes in response to fluctuations in interest rates and the expenses of a Class. Consequently, the given performance quotations should not be considered as representative of the Class' performance for any specified period in the future.

For the fiscal year ended May 31, 1997, the Fund's total returns for Class A, Class B,and Class C shares were 5.31%, 5.10% and 5.53% respectively, before deduction of the maximum contingent deferred sales charges. There were no total returns for Class I shares since inception on April 18, 1997. Over the life of the Fund, the aggregate total returns for Class A, Class B, Class C and Class I shares were 25.30%, 23.44%, 20.35% and 2.85%, respectively, before the deduction of maximum contingent deferred sales charge with waiver. Had the investment advisory, sub-investment advisory and administration fees not been partially waived, the aggregate total returns for Class A, Class B and Class C shares would have been 25.15%, 23.29%, 20.23% and 2.83%, respectively, before deduction of maximum contingent deferred sales charge.

A Class' performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and its operating expenses and the expenses attributable to a particular Class. Consequently, any given performance quotation should not be considered representative of a Class' performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the performance of a Class with that of other mutual funds or classes of other mutual funds should give consideration to the quality and maturity of the portfolio securities of the funds or classes.

TAXES

The following is a summary of selected Federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended as a substitute for individual tax advice and investors are urged to consult their own tax advisors as to the tax consequences of an investment in the Fund.

The Fund has qualified and will seek to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. Provided the Fund (a) is a regulated investment company and (b) distributes to its shareholders at least 90% of its taxable net investment income (including, for this purpose, its net realized short-term capital gains), it will not be liable for Federal income taxes to the extent that its taxable net investment income and its net realized long-term and short-term capital gains, if any, are distributed to its shareholders. As a general rule, the Fund's gain or loss on a sale or exchange of an investment will be a long-term capital gain or loss if it has held the investment for more than one year and will be a short-term capital gain or loss if the Fund has held the investment for one year or less. In addition, as a general rule, a shareholder's gain or loss on a sale or redemption of shares of the Fund will be a long-term capital gain or loss if the shareholder has held his or her Fund shares for more than one year and will be a short-term capital gain or loss if he or she has held his or her Fund shares for one year or less. If a shareholder receives a long-term capital gain distribution and sells his stock when it has been held for six months or less, a loss on the sale will be long-term. Long-term capital gains are subject to tax at maximum rates of 28% for capital assets held for more than one year but not more than eighteen months; and 20% for capital assets held for more than eighteen months. Shareholders of the Fund will receive, as more fully described in the Prospectus, an annual statement as to the income tax status of his or her dividends and distributions for the prior calendar year, including eligibility of long-term capital gains dividends for a reduced maximum 20% tax rate. Each shareholder will also receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of the Fund during the Fund's prior taxable year. Investors considering buying shares of the Fund on or just prior to the record date for a taxable dividend or capital gain distribution should be aware that the amount of the forthcoming dividend or distribution payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to report fully dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that the shareholder is not subject to "backup withholding," then the shareholder may be subject to a 31% "backup withholding" tax with respect to (a) taxable dividends and distributions and (b) the proceeds of any redemptions of shares of the Fund. An individual's taxpayer identification number is his or her social security number. The backup withholding tax is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability. The discussion above is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended to be a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

CUSTODIAN AND TRANSFER AGENT

PNC Bank, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, serves as the custodian of the Fund. The assets of the Fund are held under bank custodianship in accordance with the 1940 Act. Under its custody agreement with the Fund, PNC Bank is authorized to establish separate accounts and appoint securities depositories as sub-custodians of assets owned by the Fund. For its custody services, PNC Bank receives monthly fees charged to the Fund based upon the month-end, aggregate net asset value of the Fund plus certain charges for securities transactions. PNC Bank is also reimbursed by the Fund for out-of-pocket expenses, including the costs of any sub-custodians.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the Fund's transfer agent. For its services as transfer agent, First Data receives fees charged to the Fund based upon the net asset value of the Fund during the year. First Data is also reimbursed by the Fund for out-of-pocket expenses.

ORGANIZATION OF THE FUND

The Fund was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts and pursuant to an Amended and Restated Master Trust Agreement dated November 5, 1992, as amended from time to time (the "Trust Agreement"). The Fund commenced operations on June 22, 1992, and on July 30, 1993 the Fund changed its name to Smith Barney Shearson Adjustable Rate Government Income Fund. On November 7, 1994 the Fund changed its name to its current name.

In the interest of economy and convenience, certificates representing shares in the Fund are not physically issued except upon specific request made by a shareholder to First Data, the Fund's transfer agent. First Data maintains a record of each shareholder's ownership of Fund shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. The Trust Agreement disclaims shareholder liability for acts or obligations of the Fund, however, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management of the Fund believes is remote. Upon payment of any liability incurred by the Fund, a shareholder paying such liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.

FINANCIAL STATEMENTS

The Fund's Annual Report for the fiscal year ended May 31, 1997 is incorporated herein by reference in its entirety.





							Smith Barney
							Adjustable Rate
							Government Income
							Fund
































Statement of

Additional Information

September 26, 1997











Smith Barney
Adjustable Rate Government Income Fund
388 Greenwich Street
New York, NY  10013
 ...................................Fund ........................
		SMITH BARNEY
								A Member of Travelers Group


u:\legal\funds\arms\1997\edgar\armssai.997	27









PART C - FORM N-1A

Item 24.		Financial Statements and Exhibits


(a)	Financial Statements                               Location In:
					Part A
  						  Annual
						  Report

Investment Portfolios			--	    *

Statement of Assets and Liabilities		--	    *

Statements of Operations			--	    *

Statements of Changes in Net Assets	--	    *

Notes to Financial Statements		--	    *

Supplementary Information		--	    *


* The Registrants Annual Report for the fiscal year ended May 31, 1997 is incorporated by reference to the N-30D filed on August 5, 1997 as Accession # 91155-97-000356.


All other statements and schedules are omitted because they are not applicable or the required information will be shown in the financial statements or notes thereto.


(b)	Exhibits

(1)(a) First Amended and Restated Master Trust Agreement dated November 5, 1992 is incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement filed September 28, 1993
("Post Effective Amendment No. 5").

     (b) Amendment No. 1 to First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 5.

     (c) Amendment No. 2 to First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement filed October 1, 1995.

      (d)	Amendment No. 3 to First Amended and Restated Master Trust
Agreement is incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed on March 14, 1997 (Post-Effective Amendment No. 12")

      (e)	Amendment No. 4 to First Amended and Restated Master Trust
Agreement is incorporated by reference to Post-Effective Amendment No. 12


(2) Registrant's By-Laws are incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed June 6, 1992 ("Pre-Effective Amendment No. 1").

(3)  Not Applicable.

(4)	Registrant's form of share certificate for Class A, B,C, and I shares is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement filed August 14, 1992 ("Post-Effective Amendment No.
2").

(5)(a) Advisory Agreement between the Registrant and Smith Barney Strategy Advisers Inc. (formerly, Smith Barney Shearson Strategy Advisers Inc.) is incorporated by reference to Post-Effective Amendment
No. 5.

   (b) Form of Sub-Advisory Agreement between the Registrant and BlackRock Financial Management Inc. is incorporated by reference to definitive Proxy Materials filed by Registrant on January 12, 1995.

    (c) Administration Agreement dated June 1, 1994 between the Registrant and Smith Barney Mutual Funds Management Inc. (formerly Smith, Barney Advisers, Inc.) is incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement as filed July 29, 1994 ("Post-Effective Amendment No. 6")

(6) Distribution Agreement between the Registrant and Smith Barney Inc. (formerly, Smith Barney Shearson Inc.) dated July 30, 1993 is incorporated by reference to Post-Effective Amendment No. 5.

(7)  Not Applicable.

(8) Custody Agreement between the Registrant and PNC Bank, National Association is incorporated by reference to Post-Effective Amendment No. 9.

(9) Transfer Agency Agreement between the Registrant and First Data Investor Services Group, Inc. (formerly The Shareholder Services Group, Inc.) is incorporated by reference to Pre-Effective Amendment No. 1.

(10) Opinion of Counsel is incorporated by reference to Pre-Effective Amendment No. 1.

(11)(a)  Not Applicable.

     (b)  Consent of Independent Accountants is filed herewith.


(12)  Not Applicable.

(13) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(14)  Not Applicable.

(15) Amended Services and Distribution Plan pursuant to Rule 12b-1 dated February 25, 1997 is incorporated by reference to Post-Effective Amendment No. 12

 (16)  Not Applicable.

(17)  Financial Data Statement is filed herewith.

(18) Amended Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 12.

Item 25.	Persons Controlled by or Under Common Control with Registrant

	None.

Item 26.	Number of Holders of Securities

		(1)					(2)
						Number of Record
	Title of Class			Holders by Class as of August 31, 1997

	Shares representing

   Class A- 4142
	beneficial interests,
	par value $.001 per				Class B - 168
	share

							Class C -      3

							Class I -     19

Item 27.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.


Item 28(a).	Business and Other Connections of Investment Adviser

	See the material under the caption "Management of the Fund" included in Part A (Prospectus) of this Registration Statement and the material appearing under the caption "Management of the Fund" included in Part B (Statement of Additional Information) of this Registration Statement.

Investment Adviser - Smith Barney Strategy Advisers Inc.

Smith Barney Strategy Advisers Inc. ("SBSA") was incorporated on October 22, 1986 under the laws of the State of Delaware. SBSA is a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM"),which was incorporated under the laws of the State of Delaware in 1968. SBMFM is a wholly owned subsidiary of Smith Barney Holdings Inc., which in turn is a wholly owned subsidiary of Travelers Group Inc. (Travelers"). SBSA is registered as an investment adviser under the Investment
Advisers Act of 1940 (the "Advisers Act").

The list required by this Item 28 of officers and Trustees of SBMFM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and trustees during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SBMFM pursuant to the Advisers Act (SEC File No. 801-8314).

Item 28 (b).  Business and Other Connections of Investment Adviser.

Sub-Investment Adviser -- BlackRock Financial Management L.P.

BlackRock Financial Management Inc. ("BlackRock") is a Delaware corporation and is a registered investment adviser engaged in the investment advisory business. Information as to BlackRock's offers and directors is incorporated by reference to the Form ADV filed by BlackRock pursuant to the Advisers Act (SEC file No. 801-32183).

Item 29.	Principal Underwriters

(a) Smith Barney Inc., currently acts as underwriter for Smith Barney Funds, Inc.; Smith Barney Money Funds, Inc.; Smith Barney Municipal Money Market Fund, Inc.; Smith Barney Muni Funds; Smith Barney Variable Account Funds; Travelers Series Fund Inc.; Smith Barney World Funds, Inc.; Smith Barney Institutional Cash Management Fund, Inc.; Smith Barney Concert Allocation Series Inc. Smith Barney Investment Funds, Inc.; Smith Barney Aggressive Growth Fund Inc.; Smith Barney Telecommunications Trust; Smith Barney Principal Return Fund; Consulting Group Capital Markets Funds; Smith Barney Adjustable Rate Government Income Fund; Smith Barney Fundamental Value Fund Inc.; Smith Barney Equity Funds; Smith Barney Income Funds; Smith Barney Massachusetts Municipals Fund; Smith Barney Arizona Municipals Fund Inc.; Greenwich Street Series Fund; Smith Barney Investment Trust; Smith Barney Appreciation Fund Inc.; Smith Barney California Municipals Fund Inc.; Smith Barney Managed Governments Fund Inc.; Smith Barney Managed Municipals Fund Inc.; Smith Barney New Jersey Municipals Fund Inc.; Smith Barney Natural Resources Fund Inc.; Smith Barney Oregon Municipals Fund; USA High Yield Fund N.V.; Smith Barney International Funds (Luxembourg); Worldwide Securities Limited (Bermuda); Worldwide Special Fund N.V. (Netherlands, Antilles); Smith
Barney Investment Funds Ltd. (Cayman Islands).     .
Smith Barney, the distributor of Registrant's shares, is a wholly owned subsidiary of Travelers.

(b) The information required by this Item 29 with respect to each director and officer of Smith Barney is incorporated by reference to Schedule A of Form BD filed by Smith Barney pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c)  Not applicable

Item 30.	Location of Accounts and Records

	(1)  Smith Barney Adjustable Rate Government Income Fund
		Smith Barney Strategy Advisers Inc.
		Smith Barney Mutual Funds Management Inc.
		388 Greenwich Street, 22nd Floor
		New York, New York  10013
 .
	(2)  BlackRock Financial Management Inc.
		345 Park Avenue, 31st Floor
		New York, New York  10154

	(3)   PNC Bank, National Association
		17th and Chestnut Streets
		Philadelphia, Pennsylvania

	(4)   First Data Investor Services Group, Inc.
		One Exchange Place
		Boston, Massachusetts  02109

Item 31.	Management Services

		Not Applicable.

Item 32.	Undertakings

   (a) Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and, in connection with the meeting, to comply with the provisions of Section 16(c) of the 1940 Act relating to communications with the shareholders of certain common-law trusts.

SIGNATURES

	Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY ADJUSTABLE RATE GOVERNMENT INCOME FUND, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 24th day of September, 1997. Further, the Registrant certifies that this Amendment No. 13 is being filed solely for the purposes specified in Rule 485(b)(1)(vii) and no material event has occurred since September 30, 1996 and March 14, 1997 which would render the Registrant ineligible to file under such Rule.

				SMITH BARNEY ADJUSTABLE RATE
				GOVERNMENT INCOME FUND

			By:	 /s/ Heath B. McLendon *
				Heath B. McLendon, Chief Executive Officer


WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement and the above Power of Attorney has been signed below by the following persons in the capacities and on the dates indicated.



Signature				Title				Date


/s/ Heath B. McLendon *
     Heath B. McLendon		Chairman of the Board			09/24/97
				Chief Executive Officer
				and Trustee


/s/ Lewis E. Daidone
     Lewis E. Daidone		Treasurer				09/24/97
				Chief Financial Officer
/s/ Allan J. Bloostein*
     Allan J. Bloostein		Trustee					09/24/97

/s/ Martin Brody*
     Martin Brody   		Trustee					09/24/97

/s/ Dwight B. Crane*
     Dwight B. Crane		Trustee					09/24/97

/s/ Robert A. Frankel*
     Robert A. Frankel		Trustee					09/24/97

/s/ William R. Hutchinson	*
     William R. Hutchinson		Trustee
	09/24/97


* Signed by Heath McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney filed with Post Effective No 12.







u:\legal\funds\arms\1997\secdocs\pea13.doc